UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05577
The Glenmede Fund, Inc.
(Exact name of Registrant as specified in charter)
4 Copley Place, 5th Floor, CPH-0326
Boston, Massachusetts 02116
(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2013
Date of reporting period: July 31, 2013

Item 1. Schedule of Investments. — The schedules of investments for the period ended July 31, 2013, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 53.4%

	Federal Farm Credit Bank — 13.9%
$5,000,000	0.350% due 8/26/13[1]	$5,000,520
11,000,000	0.220% due 9/23/13[1]	11,001,276
10,000,000	0.120% due 1/22/14[1]	10,000,709
10,000,000	0.120% due 2/24/14[1]	10,000,000
10,000,000	0.080% due 3/5/14[1]	10,000,000
10,000,000	0.150% due 3/11/14[1]	10,000,000
10,000,000	0.150% due 4/1/14[1]	9,999,632
10,000,000	0.120% due 6/3/14[1]	10,000,000
10,000,000	0.140% due 7/1/14[1]	9,999,062
7,500,000	0.170% due 7/22/14[1]	7,500,000
10,000,000	0.300% due 8/21/14	10,011,295

		103,512,494

	Federal Home Loan Bank — 18.9%
5,400,000	0.110% due 8/1/13[1]	5,400,000
5,000,000	0.280% due 8/2/13	5,000,005
8,000,000	0.280% due 8/13/13	8,000,142
8,000,000	0.270% due 8/16/13	8,000,120
7,800,000	3.625% due 10/18/13	7,856,620
4,000,000	0.300% due 11/22/13	4,000,819
5,000,000	0.320% due 12/11/13	5,001,758
30,000,000	0.180% due 12/20/13[1]	30,005,862
15,000,000	0.875% due 12/27/13	15,042,006
10,000,000	0.260% due 1/23/14	10,002,997
5,020,000	0.375% due 1/29/14	5,026,367
15,000,000	0.180% due 2/24/14[1]	15,006,897
6,600,000	0.140% due 5/20/14	6,598,300
6,135,000	1.375% due 5/28/14	6,196,373
10,000,000	0.125% due 6/11/14	9,995,930

		141,134,196

	Federal Home Loan Mortgage Corporation — 12.4%
15,000,000	4.125% due 9/27/13	15,090,851
5,000,000	0.375% due 10/15/13	5,001,454
6,480,000	0.390% due 11/18/13[1]	6,485,306
18,400,000	0.375% due 11/27/13	18,409,139
14,062,000	0.625% due 12/23/13	14,088,016
5,000,000	4.500% due 1/15/14	5,099,070
8,000,000	4.500% due 4/2/14	8,229,279
19,766,000	2.500% due 4/23/14	20,100,657

		92,503,772

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)

	Federal National Mortgage Association — 8.2%
$2,000,000	0.380% due 8/9/13[1]	$2,000,080
10,000,000	1.000% due 9/23/13	10,011,418
14,254,000	2.750% due 2/5/14	14,440,967
5,000,000	1.250% due 2/27/14	5,030,327
19,400,000	0.240% due 3/4/14[1]	19,412,868
10,000,000	2.500% due 5/15/14	10,183,160

		61,078,820

	TOTAL AGENCY NOTES (Amortized Cost $398,229,282)	398,229,282

REPURCHASE AGREEMENTS* — 46.5%
150,000,000	With RBS Greenwich, Inc., dated 7/31/13, 0.050%, principal and interest in the amount of $150,000,208, due 8/1/13, (collateralized by a U.S. Treasury Bond with a par value of $134,118,000, coupon rate of 4.500%, due 5/15/17, market value of $153,055,462)	150,000,000
166,489,520	With Societe Generale, dated 7/31/13, 0.060%, principal and interest in the amount of $166,489,797, due 8/1/13, (collateralized by a U.S. Treasury Note with a par value of $156,930,000, coupon rate of 2.875%, due 3/31/18, market value of $169,818,661)	166,489,520
30,000,000	With UBS AG, dated 7/31/13, 0.040%, principal and interest in the amount of $30,000,033, due 8/1/13, (collateralized by a U.S. Treasury Note with a par value of $31,304,400, coupon rate of 0.625%, due 11/30/17, market value of $30,600,051)	30,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $346,489,520)	346,489,520

TOTAL INVESTMENTS (Amortized Cost $744,718,802)[2]	99.9%	$744,718,802
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	862,436

NET ASSETS	100.0%	$745,581,238

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of July 31, 2013.
[2]	Aggregate cost for federal tax purposes was $744,718,802.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 97.3%

	Daily Variable/Floating Rate Notes — 43.6%
$1,700,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.03% due 4/1/17	$1,700,000
4,150,000	California State Municipal Finance Authority Revenue, Chevron USA Inc., Series A,
	0.04% due 11/1/35	4,150,000
4,900,000	California State Pollution Control Financing Authority, Pollution Control Revenue, Chevron USA Inc. Project,
	0.04% due 6/1/25	4,900,000
7,420,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.05% due 1/15/26	7,420,000
7,440,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (LOC: U.S. Bank N.A.),
	0.05% due 1/15/26	7,440,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.03% due 7/1/36	4,000,000
4,150,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series Y-3,
	0.03% due 7/1/35	4,150,000
630,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.05% due 12/1/15	630,000
12,800,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.05% due 12/1/51	12,800,000
2,800,000	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.04% due 11/1/19	2,800,000
10,500,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.),
	0.02% due 5/15/35	10,500,000
5,950,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series C, (SPA: J.P. Morgan Chase),
	0.03% due 6/1/41	5,950,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
$10,200,000	0.050% due 6/1/20	$10,200,000
1,000,000	0.050% due 10/1/24	1,000,000
1,000,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.05% due 3/1/24	1,000,000
1,000,000	Irvine Ranch, California, Water District, Consolidated Improvement Districts, General Obligation Unlimited, (LOC: Bank of New York Mellon),
	0.04% due 6/1/15	1,000,000
9,900,000	Jackson County, Mississippi, Pollution Control Revenue, Refunding, Chevron USA Inc. Project,
	0.05% due 12/1/16	9,900,000
8,735,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.04% due 6/1/23	8,735,000
5,800,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.05% due 10/1/24	5,800,000
3,200,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.04% due 8/1/15	3,200,000
1,000,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series A, DATES,
	0.05% due 11/1/14	1,000,000
4,950,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project, Series C, DATES,
	0.05% due 11/1/14	4,950,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.04% due 7/1/39	2,025,000
1,700,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series I,
	0.04% due 7/1/39	1,700,000
1,350,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.03% due 11/1/49	1,350,000
10,500,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: U.S. Bank N.A.),
	0.05% due 8/15/40	10,500,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$10,100,000	Metropolitan Washington Airports Authority, Airport System, Revenue Bonds, Series D-2, (LOC: TD Bank N.A.),
	0.06% due 10/1/39	$10,100,000
8,250,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.05% due 12/1/30	8,250,000
1,165,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.04% due 12/1/30	1,165,000
12,600,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.05% due 11/1/35	12,600,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.05% due 10/1/35	1,400,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.04% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.05% due 7/15/32	2,150,000
7,420,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.05% due 6/1/31	7,420,000
7,300,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: Bank of New York Mellon),
	0.05% due 6/1/41	7,300,000
7,100,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-4, (SPA: TD Bank N.A.),
	0.04% due 11/1/29	7,100,000
5,755,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.07% due 11/1/22	5,755,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$975,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-E, (SPA: Landesbank Baden-Wurttemberg),
	0.08% due 11/1/22	$975,000
7,365,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-F, (SPA: Royal Bank of Canada),
	0.05% due 11/1/22	7,365,000
200,000	New York City, New York, General Obligation Unlimited, Subseries A-10, (LOC: J.P. Morgan Chase),
	0.07% due 8/1/16	200,000
5,485,000	New York City, New York, General Obligation Unlimited, Subseries A-8, (LOC: J.P. Morgan Chase),
	0.05% due 8/1/18	5,485,000
6,500,000	New York City, New York, General Obligation Unlimited, Subseries I-5, (LOC: Bank of New York Mellon),
	0.04% due 4/1/36	6,500,000
12,700,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, CC-1, (SPA: Bank of Nova Scotia),
	0.06% due 6/15/38	12,700,000
3,725,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: J.P. Morgan Chase),
	0.05% due 7/1/25	3,725,000
2,000,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.05% due 10/1/24	2,000,000
1,923,000	Texas Water Development Board Revenue, Series A, (SPA: J.P. Morgan Chase),
	0.06% due 7/15/19	1,923,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.04% due 8/15/20	1,600,000
5,695,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.04% due 5/15/32	5,695,000
16,025,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.05% due 4/1/38	16,025,000
14,110,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.08% due 2/15/31	14,110,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$3,000,000	Valdez City, Alaska, Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B,
	0.05% due 12/1/33	$3,000,000
1,600,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.05% due 12/1/29	1,600,000
5,900,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.05% due 10/1/25	5,900,000
1,625,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.04% due 2/1/26	1,625,000
815,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.06% due 11/1/25	815,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $287,383,000)	287,383,000

	Weekly Variable/Floating Rate Notes — 53.7%
14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.05% due 10/1/30	14,000,000
2,025,000	Baltimore, Maryland, Industrial Development Authority, Baltimore Capital Acquisition, (LOC: Bayerische Landesbank),
	0.10% due 8/1/16	2,025,000
2,100,000	California State Educational Facilities Authority, Revenue Bonds, Series L,
	0.04% due 10/1/22	2,100,000
9,000,000	California State General Obligation Unlimited Series A-1, (LOC: Royal Bank of Canada),
	0.04% due 5/1/40	9,000,000
15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.04% due 5/1/40	15,000,000
900,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.16% due 9/1/26	900,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$3,240,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.06% due 7/1/27	$3,240,000
6,320,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.05% due 4/1/20	6,320,000
850,000	Connecticut State General Obligations, Series B, (SPA: Bayerische Landesbank),
	0.04% due 5/15/14	850,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.05% due 7/1/33	12,000,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.06% due 12/1/34	750,000
6,950,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.06% due 12/1/26	6,950,000
1,070,000	Franklin County, Ohio, Hospital Revenue, US Health Corp. Project, Series B, (LOC: U.S. Bank N.A.),
	0.05% due 12/1/20	1,070,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.05% due 4/1/27	8,915,000
5,170,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.05% due 10/1/36	5,170,000
13,330,000	Kansas State Department of Transportation, Highway Revenue, Series C-1, (SPA: J.P. Morgan Chase),
	0.04% due 9/1/19	13,330,000
605,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.04% due 7/1/28	605,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, MET Apartments, (FNMA Insured),
	0.05% due 12/15/24	6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.03% due 2/15/38	3,000,000
2,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B,
	0.03% due 2/15/38	2,000,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$12,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B,
	0.05% due 10/1/39	$12,000,000
1,930,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C,
	0.04% due 2/15/38	1,930,000
7,300,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.04% due 11/1/26	7,300,000
3,795,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.04% due 11/1/28	3,795,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.04% due 12/1/29	2,610,000
6,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.06% due 8/1/28	6,200,000
14,000,000	Metropolitan Transportation Authority, New York, Revenue Bonds, (LOC: Bank of Nova Scotia),
	0.05% due 11/1/26	14,000,000
2,350,000	Minneapolis, Minnesota, Multi-Family Housing Revenue, St. Hedwings Assisted Project, (LOC: Wells Fargo Bank N.A.),
	0.16% due 12/1/27	2,350,000
5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.05% due 6/1/32	5,000,000
2,700,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank N.A.),
	0.05% due 7/1/31	2,700,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.04% due 2/15/35	6,200,000
5,100,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, Carnegie Park, Series A, (FNMA Insured),
	0.03% due 11/15/19	5,100,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$4,900,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: TD Bank N.A.),
	0.04% due 11/15/28	$4,900,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.04% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.05% due 11/15/36	6,300,000
3,000,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.04% due 12/1/17	3,000,000
8,900,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A,
	0.04% due 6/1/27	8,900,000
4,380,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.05% due 12/1/21	4,380,000
1,835,000	North Carolina Medical Care Commission, Health Systems Revenue, Catholic Health East, (LOC: JP Morgan Chase),
	0.07% due 11/15/28	1,835,000
6,500,000	Ohio State University General Receipts,
	0.04% due 12/1/21	6,500,000
8,765,000	Ohio State University, Series B,
	0.04% due 12/1/29	8,765,000
3,500,000	Ohio State University, Series E,
	0.04% due 6/1/35	3,500,000
9,380,000	Ohio State, General Obligation Unlimited, Series C,
	0.04% due 6/15/26	9,380,000
5,000,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.04% due 9/1/35	5,000,000
6,250,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.04% due 9/1/36	6,250,000
4,300,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.04% due 9/1/36	4,300,000
11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.04% due 7/1/35	11,750,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.04% due 7/1/33	$6,275,000
5,185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.04% due 7/1/32	5,185,000
10,950,000	Rhode Island Health & Educational Building Corp. Revenue, Higher Education Facilities Brown, Series A,
	0.05% due 5/1/35	10,950,000
319,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.16% due 12/1/15	319,000
12,760,000	South Dakota Housing Development Authority Revenue, Home Ownership Meeting, Series C-2, (SPA: Landesbank Hessen-Thuerigen),
	0.12% due 5/1/32	12,760,000
6,925,000	South Dakota Housing Development Authority, Revenue Bonds, Homeownership, Series D, (SPA: Bank of New York Mellon),
	0.06% due 11/1/31	6,925,000
3,070,000	University of North Carolina, Revenue Bonds, Series B,
	0.05% due 12/1/25	3,070,000
8,770,000	University of North Carolina, Revenue Bonds, Series C,
	0.03% due 12/1/25	8,770,000
	University of Texas, University Revenue, Financing System, Series B:
6,140,000	0.030% due 8/1/16	6,140,000
3,470,000	0.050% due 8/1/33	3,470,000
4,000,000	0.040% due 8/1/34	4,000,000
6,500,000	0.030% due 8/1/39	6,500,000
700,000	University of Texas, University Revenue, Refunding, Financing System, Series A,
	0.04% due 8/15/13	700,000
7,920,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.05% due 6/1/48	7,920,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $354,314,000)	354,314,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $641,697,000)	641,697,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

Face
Amount		Value

FIXED RATE NOTES* — 2.7%
$17,500,000	Texas State, TRANS,
	2.50% due 8/30/13	$17,531,719
TOTAL INVESTMENTS (Amortized Cost $659,228,719)[2]	100.0%	$659,228,719
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	314,137

NET ASSETS	100.0%	$659,542,856

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $659,228,719.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 8.8%

	Federal Home Loan Bank — 1.2%
$4,500,000	4.125% due 12/13/19	$4,993,497

		4,993,497

	Federal Home Loan Mortgage Corporation — 6.2%
5,000,000	5.000% due 7/15/14	5,230,740
8,135,000	5.125% due 10/18/16[1]	9,251,057
10,000,000	3.750% due 3/27/19	10,984,400

		25,466,197

	Federal National Mortgage Association — 1.4%
5,000,000	5.000% due 5/11/17	5,711,290

		5,711,290

	TOTAL AGENCY NOTES (Cost $36,156,269)	36,170,984

MORTGAGE-BACKED SECURITIES*,2 — 40.0%

	Federal Home Loan Mortgage Corporation — 10.0%
1,022	# G00807, 9.500% due 3/1/21	1,042
695,867	# G12342, 5.500% due 8/1/21	754,985
94,392	# J03604, 5.500% due 10/1/21	100,273
97,553	# J03649, 5.500% due 10/1/21	105,662
284,343	# G12442, 6.000% due 11/1/21	311,048
276,436	# J03536, 5.500% due 11/1/21	299,656
188,346	# G18163, 5.500% due 1/1/22	204,002
775,533	# G13396, 5.500% due 12/1/23	839,969
66,716	# D78677, 8.000% due 3/1/27	70,640
412,299	# C00742, 6.500% due 4/1/29	460,205
243,017	# A57845, 7.000% due 2/1/37	277,576
300,726	# A68937, 6.000% due 11/1/37	327,703
184,240	# A68332, 5.500% due 11/1/37	198,907
816,174	# A70446, 5.000% due 12/1/37	873,759
1,913,465	# A69653, 5.500% due 12/1/37	2,065,791
1,358,147	# A73370, 5.000% due 2/1/38	1,454,255
1,411,801	# A90421, 4.500% due 12/1/39	1,488,122
1,661,249	# A92890, 4.500% due 7/1/40	1,752,124
5,208,348	# A97620, 4.500% due 3/1/41	5,499,789
7,268,482	# Q06558, 3.500% due 2/1/42	7,316,544
5,447,757	# C03770, 3.500% due 2/1/42	5,483,779
3,792,659	# Q07651, 3.500% due 4/1/42	3,817,844
7,032,888	# C03860, 3.500% due 4/1/42	7,079,392

		40,783,067

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)

	Federal National Mortgage Association — 28.1%
$8,494	# 535729, 6.500% due 2/1/16	$8,809
13,834	# 535962, 6.500% due 5/1/16	14,444
5,473	# 595134, 6.500% due 7/1/16	5,690
25,674	# 596498, 6.000% due 7/1/16	26,728
6,776	# 608777, 6.500% due 10/1/16	7,190
106,739	# 625990, 5.500% due 12/1/16	113,023
7,508	# 643340, 6.500% due 3/1/17	7,754
29,460	# 555016, 6.500% due 10/1/17	31,527
209,480	# 686230, 5.500% due 2/1/18	221,829
264,019	# 254685, 5.000% due 4/1/18	281,450
365,451	# 740449, 5.500% due 9/1/18	387,138
168,685	# 768557, 5.500% due 2/1/19	178,643
114,224	# 255159, 5.500% due 3/1/19	123,555
2,049	# 313796, 9.500% due 2/1/21	2,093
2,719	# 125275, 7.000% due 3/1/24	3,134
21,429	# 313795, 9.500% due 1/1/25	23,748
2,952,331	# AH6827, 4.000% due 3/1/26	3,127,082
2,409,617	# AI1657, 4.000% due 4/1/26	2,552,070
3,108,041	# AB3900, 3.000% due 11/1/26	3,200,327
27,736	# 373328, 8.000% due 3/1/27	27,991
3,288,998	# AK4751, 3.000% due 4/1/27	3,386,540
86,458	# 390895, 8.000% due 6/1/27	99,483
8,748,305	# AO0533, 3.000% due 6/1/27	9,007,701
167,264	# 397602, 8.000% due 8/1/27	192,314
2,491	# 499335, 6.500% due 8/1/29	2,861
13,221	# 252806, 7.500% due 10/1/29	15,702
603	# 523497, 7.500% due 11/1/29	691
2,825	# 588945, 7.000% due 6/1/31	3,294
188,775	# 607862, 7.000% due 9/1/31	220,169
24,412	# 624571, 7.000% due 3/1/32	28,447
22,983	# 656872, 6.500% due 8/1/32	26,577
20,630	# 687575, 7.000% due 2/1/33	24,022
975,348	# 789856, 6.000% due 8/1/34	1,076,836
267,999	# 820811, 6.000% due 4/1/35	294,372
235,646	# 829202, 5.000% due 7/1/35	253,959
498,349	# 826586, 5.000% due 8/1/35	537,077
198,746	# 867021, 7.000% due 3/1/36	231,354
134,560	# 256216, 7.000% due 4/1/36	156,637
425,672	# 898412, 5.000% due 10/1/36	458,462
268,615	# 910894, 5.000% due 2/1/37	289,347
211,396	# 912456, 6.500% due 3/1/37	234,708
82,984	# 939512, 5.000% due 6/1/37	89,389
236,898	# 959877, 5.000% due 11/1/37	255,181

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)

$2,033,195	#973241, 5.000% due 3/1/38	$2,190,120
497,241	# 975593, 5.000% due 6/1/38	535,618
725,459	# 257573, 5.500% due 2/1/39	789,610
1,822,908	# AD7128, 4.500% due 7/1/40	1,933,679
10,440,800	# AH1568, 4.500% due 12/1/40	11,126,003
5,952,142	# AH6991, 4.000% due 1/1/41	6,187,288
4,437,005	# AH4004, 4.500% due 3/1/41	4,708,270
3,583,035	# AH8351, 4.000% due 3/1/41	3,724,203
2,663,575	# AJ1315, 4.000% due 9/1/41	2,770,822
4,792,187	# AB3867, 3.500% due 11/1/41	4,836,410
2,889,932	# AI8779, 4.000% due 11/1/41	3,003,793
4,574,961	# AJ0083, 3.500% due 11/1/41	4,616,740
6,524,434	# AJ5958, 4.000% due 12/1/41	6,781,491
8,019,464	# AK2070, 3.500% due 1/1/42	8,092,698
2,558,510	# AK5070, 3.500% due 3/1/42	2,582,853
7,851,323	# AK5426, 3.500% due 3/1/42	7,923,021
8,785,829	# AB5248, 3.000% due 5/1/42	8,527,200
7,621,504	# AP7950, 3.500% due 9/1/42	7,691,660

		115,250,827

	Government National Mortgage Association — 1.9%
15,138	# 460389, 7.000% due 5/15/28	17,697
11,882	# 464049, 7.000% due 7/15/28	13,890
42,355	# 476259, 7.000% due 8/15/28	49,513
2,010	# 496632, 7.000% due 12/15/28	2,349
30,175	# 539971, 7.000% due 1/15/31	35,219
13,026	# 485264, 7.500% due 2/15/31	13,483
19,888	# 556417, 7.000% due 6/15/31	23,212
43,801	# 559304, 7.000% due 9/15/31	51,124
40,205	# 570289, 7.000% due 1/15/32	41,667
652,864	# 652486, 5.500% due 4/15/36	711,253
875,659	# 651859, 5.000% due 6/15/36	946,482
701,655	# 782150, 5.500% due 4/15/37	767,209
331,697	# 608508, 6.000% due 8/15/37	365,194
143,675	# 662521, 6.000% due 8/15/37	158,184
478,371	# 677545, 6.000% due 11/15/37	526,680
450,512	# 676291, 6.000% due 12/15/37	496,007
84,145	# 678831, 5.000% due 1/15/38	90,778

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Government National Mortgage Association — (Continued)

$632,374	# 685836, 5.500% due 4/15/38	$688,817
1,675,972	# 698235, 5.000% due 6/15/39	1,814,417
1,081,013	# 716655, 5.000% due 8/15/39	1,170,311

		7,983,486

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $164,627,629)	164,017,380

CORPORATE NOTES* — 34.7%
9,050,000	Apple, Inc.,
	1.000% due 5/3/18[1]	8,705,593
14,000,000	Bear Stearns Cos. LLC,
	6.400% due 10/2/17	16,208,388
10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18	12,367,090
5,000,000	General Electric Capital Corp.,
	6.000% due 8/7/19	5,827,335
13,000,000	General Electric Capital Corp.,
	5.300% due 2/11/21	14,243,827
11,000,000	IBM Corp.,
	8.375% due 11/1/19	14,793,218
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21	10,585,350
12,372,000	Oracle Corp.,
	5.750% due 4/15/18	14,457,993
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	15,214,251
5,000,000	Toyota Motor Credit Corp.,
	2.050% due 1/12/17	5,081,430
4,000,000	Wachovia Bank NA,
	5.600% due 3/15/16	4,437,312
7,000,000	Wal-Mart Stores, Inc.,
	5.800% due 2/15/18	8,235,150
5,000,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	6,846,830
5,000,000	Wells Fargo & Co.,
	1.250% due 7/20/16	4,999,190

	TOTAL CORPORATE NOTES (Cost $134,010,119)	142,002,957

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Face
Amount		Value

US TREASURY NOTES/BONDS* — 11.2%
$12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	$16,550,525
5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	4,565,625
4,000,000	U.S. Treasury Notes,
	3.125% due 10/31/16	4,307,500
12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	13,391,256
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18	6,954,066

	TOTAL US TREASURY NOTES/BONDS (Cost $45,256,312)	45,768,972

MUNICIPAL BONDS* — 2.0%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,061,192
2,200,000	Houston, TX, General Obligation Limited, Refunding, Series B,
	3.393% due 3/1/23	2,205,874

	TOTAL MUNICIPAL BONDS (Cost $8,235,000)	8,267,066

REPURCHASE AGREEMENTS* — 2.5%
10,200,000	With Societe Generale, dated 7/31/13, 0.060%, principal and interest in the amount of $10,200,017, due 8/1/13, (collateralized by a U.S. Treasury Note with a par value of $9,610,000, coupon rate of 2.875%, due 3/31/18, market value of $10,403,978)	10,200,000
18,555	With State Street Bank and Trust Co., dated 7/31/13, 0.01%, principal and interest in the amount of $18,555, due 8/1/13, (collateralized by a FNMA security with a par value of $18,758, coupon rate of 4.000%, due 9/25/39, market value of $19,742)	18,555

	TOTAL REPURCHASE AGREEMENTS (Cost $10,218,555)	10,218,555

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.7%
11,015,600	State Street Navigator Securities Lending Prime Portfolio	$11,015,600

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $11,015,600)	11,015,600

TOTAL INVESTMENTS (Cost $409,519,484)[3]	101.9%	$417,461,514
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.9)	(7,588,924)

NET ASSETS	100.0%	$409,872,590

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at July 31, 2013.
[3]	Aggregate cost for federal tax purposes was $409,519,484.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.9%

	Aerospace & Defense — 2.8%
34,040	Honeywell International, Inc.	$2,824,639
32,200	Raytheon Co.	2,313,248

		5,137,887

	Capital Markets — 5.0%
12,458	BlackRock, Inc.	3,512,657
73,560	Franklin Resources, Inc.	3,595,613
33,000	Northern Trust Corp.	1,931,820

		9,040,090

	Chemicals — 2.1%
39,410	Monsanto Co.	3,892,920

	Commercial Banks — 5.8%
52,400	PNC Financial Services Group, Inc.	3,985,020
147,975	Wells Fargo & Co.	6,436,912

		10,421,932

	Communications Equipment — 2.4%
67,340	Qualcomm, Inc.	4,346,797

	Computers & Peripherals — 5.3%
15,210	Apple, Inc.	6,882,525
67,000	NetApp, Inc.	2,755,040

		9,637,565

	Consumer Finance — 3.2%
36,170	American Express Co.	2,668,261
63,000	Discover Financial Services	3,119,130

		5,787,391

	Diversified Financial Services — 3.1%
100,100	JPMorgan Chase & Co.	5,578,573

	Electrical Equipment — 1.3%
22,480	Hubbell, Inc. — Class B	2,413,228

	Electronic Equipment, Instruments & Components — 1.2%
28,265	Amphenol Corp. — Class A	2,220,498

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 4.3%
40,385	National Oilwell Varco, Inc.	$2,833,816
60,770	Schlumberger, Ltd.	4,942,424

		7,776,240

	Food & Staples Retailing — 2.4%
56,775	Wal-Mart Stores, Inc.	4,425,043

	Food Products — 1.3%
34,170	Kellogg Co.	2,263,421

	Health Care Equipment & Supplies — 4.9%
43,895	Baxter International, Inc.	3,206,091
30,250	CR Bard, Inc.	3,466,650
38,350	Medtronic, Inc.	2,118,454

		8,791,195

	Health Care Providers & Services — 1.3%
26,190	Humana, Inc.	2,390,099

	Hotels, Restaurants & Leisure — 2.0%
50,360	Yum! Brands, Inc.	3,672,251

	Household Products — 2.2%
35,750	Colgate-Palmolive Co.	2,140,353
22,710	Procter & Gamble Co. (The)	1,823,613

		3,963,966

	Industrial Conglomerates — 2.0%
30,300	3M Co.	3,558,129

	Insurance — 1.8%
36,650	ACE, Ltd.	3,349,077

	Internet & Catalog Retail — 1.6%
3,270	Priceline.com, Inc.[1]	2,863,441

	IT Services — 2.6%
49,290	Accenture PLC — Class A	3,638,095
14,030	Cognizant Technology Solutions Corp. — Class A1	1,015,632

		4,653,727

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 3.6%
42,500	Danaher Corp.	$2,861,950
36,025	Parker Hannifin Corp.	3,720,662

		6,582,612

	Media — 1.0%
25,900	Scripps Networks Interactive, Inc. — Class A	1,832,943

	Multi-line Retail — 3.2%
71,440	Dollar Tree, Inc.[1]	3,832,756
32,860	Nordstrom, Inc.	2,012,346

		5,845,102

	Oil, Gas & Consumable Fuels — 6.7%
57,790	Chevron Corp.	7,275,183
51,475	Exxon Mobil Corp.	4,825,781

		12,100,964

	Pharmaceuticals — 8.6%
50,000	Abbott Laboratories	1,831,500
25,400	Allergan, Inc.	2,314,448
62,880	AstraZeneca PLC, Sponsored ADR	3,189,274
58,360	Johnson & Johnson	5,456,660
46,500	Roche Holding AG, Sponsored ADR	2,850,915

		15,642,797

	Semiconductors & Semiconductor Equipment — 1.1%
54,520	Avago Technologies, Ltd.	1,999,794

	Software — 5.6%
165,639	Microsoft Corp.	5,272,290
149,755	Oracle Corp.	4,844,574

		10,116,864

	Specialty Retail — 7.2%
37,785	Advance Auto Parts, Inc.	3,116,885
41,185	Bed Bath & Beyond, Inc.[1,2]	3,149,417
43,415	Home Depot, Inc.	3,431,087
50,430	Ross Stores, Inc.	3,402,512

		13,099,901

	Tobacco — 2.6%
52,645	Philip Morris International, Inc.	4,694,881

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Trading Companies & Distributors — 1.7%
11,625	WW Grainger, Inc.	$3,047,378

	TOTAL COMMON STOCKS (Cost $130,817,193)	181,146,706

Face
Amount

REPURCHASE AGREEMENT* — 0.2%
$272,427	With State Street Bank and Trust Co., dated 7/31/13, 0.01%, principal and interest in the amount of $272,427, due 8/1/13, (collateralized by a FHLMC security with a par value of $264,892, coupon rate of 4.000%, due 8/15/39, market value of $279,198)	272,427

	TOTAL REPURCHASE AGREEMENT (Cost $272,427)	272,427

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.7%
3,171,245	State Street Navigator Securities Lending Prime Portfolio	3,171,245

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,171,245)	3,171,245

TOTAL INVESTMENTS (Cost $134,260,865)[3]	101.8%	$184,590,378
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.8)	(3,270,425)

NET ASSETS	100.0%	$181,319,953

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $134,116,799.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.8%

	Aerospace & Defense — 3.1%
393,777	Orbital Sciences Corp.[1]	$7,300,625
132,080	Triumph Group, Inc.	10,362,997

		17,663,622

	Airlines — 1.7%
201,353	Spirit Airlines, Inc.[1]	6,654,717
153,324	US Airways Group, Inc.[1,2]	2,966,819

		9,621,536

	Apparel Retailers — 1.0%
71,428	DSW, Inc. — Class A	5,413,528

	Automotive — 7.7%
374,381	American Axle & Manufacturing Holdings, Inc.[1,2]	7,281,710
88,669	Lithia Motors, Inc. — Class A	5,784,766
583,739	Meritor, Inc.[1]	4,745,798
197,658	Sonic Automotive, Inc. — Class A	4,376,148
148,559	Tenneco Automotive, Inc.[1]	7,179,856
156,403	Thor Industries, Inc.	8,453,582
528,013	Wabash National Corp.[1]	5,665,580

		43,487,440

	Banking — 9.2%
90,516	Berkshire Hills Bancorp, Inc.	2,362,468
115,147	Chemical Financial Corp.	3,438,289
67,118	Community Trust Bancorp, Inc.	2,674,652
384,541	FirstMerit Corp.	8,621,409
167,486	Home BancShares, Inc.	4,575,718
140,393	Lakeland Financial Corp.	4,429,399
217,670	PacWest Bancorp	7,709,871
110,836	Prosperity Bancshares, Inc.	6,541,541
278,015	Sterling Financial Corp.	7,375,738
146,550	WesBanco, Inc.	4,315,898

		52,044,983

	Chemicals — 1.0%
172,412	LSB Industries, Inc.[1]	5,668,907

	Commercial Services — 5.8%
256,155	Cardtronics, Inc.[1]	7,546,326
260,466	MAXIMUS, Inc.	9,796,126

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Services — (Continued)

165,023	Myriad Genetics, Inc.[1,2]	$4,896,232
147,782	TAL International Group, Inc.	5,948,226
197,966	Tetra Tech, Inc.[1]	4,671,998

		32,858,908

	Computer Software & Processing — 4.5%
292,177	Blucora, Inc.[1]	5,843,540
389,159	MedAssets, Inc.[1]	8,471,991
364,221	Sapient Corp.[1]	4,993,470
244,456	Unisys Corp.[1]	6,341,189

		25,650,190

	Computers & Information — 2.0%
225,675	Electronics for Imaging, Inc.[1]	6,777,020
153,940	NETGEAR, Inc.[1]	4,588,952

		11,365,972

	Electrical Equipment — 4.4%
136,083	AZZ, Inc.	5,148,020
135,775	EnerSys	7,185,213
79,125	Littelfuse, Inc.	6,329,209
109,605	Moog, Inc. — Class A1	6,164,185

		24,826,627

	Electronics — 5.1%
277,399	Finisar Corp.[1]	5,362,123
162,541	Integrated Silicon Solution, Inc.[1]	1,945,616
89,593	Measurement Specialties, Inc.[1,2]	4,459,940
261,697	Microsemi Corp.[1]	6,453,448
233,228	Multi-Fineline Electronix, Inc.[1]	3,526,407
427,028	Pericom Semiconductor Corp.[1]	3,266,764
261,389	Volterra Semiconductor Corp.[1]	3,939,132

		28,953,430

	Entertainment & Leisure — 2.0%
220,749	Carmike Cinemas, Inc.[1]	4,044,122
245,380	Cinemark Holdings, Inc.	7,145,465

		11,189,587

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 3.1%
498,148	New Residential Investment Corp.	$3,302,721
751,533	Newcastle Investment Corp.	4,358,892
243,840	PennyMac Mortgage Investment Trust	5,383,987
172,720	Sabra Health Care, Inc.	4,532,173

		17,577,773

	Forest Products & Paper — 1.9%
844,512	Graphic Packaging Holding Co.[1]	7,262,803
76,662	KapStone Paper and Packaging Corp.	3,376,961

		10,639,764

	Health Care Providers — 2.1%
219,210	Bio-Reference Labs, Inc.[1,2]	5,863,867
63,423	Mednax, Inc.[1]	6,178,669

		12,042,536

	Heavy Construction — 1.4%
124,691	MYR Group, Inc.[1]	2,693,325
256,771	Primoris Services Corp.	5,340,837

		8,034,162

	Heavy Machinery — 2.6%
556,030	Entegris, Inc.[1]	5,298,966
209,666	Matrix Service Co.[1]	3,323,206
212,744	Terex Corp.[1]	6,271,693

		14,893,865

	Household Products — 0.5%
104,588	Libbey, Inc.[1]	2,579,140

	Industrial — 0.8%
76,046	Crane Co.	4,631,201

	Insurance — 7.0%
437,496	American Equity Investment Life Holding Co.	7,962,427
137,314	Amtrust Financial Services, Inc.	5,716,382
124,999	Centene Corp.[1]	6,933,695
460,587	CNO Financial Group, Inc.	6,577,182
192,424	Protective Life Corp.	8,337,732
217,978	RPX Corp.[1]	3,801,536

		39,328,954

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Lodging — 1.3%
309,726	Chesapeake Lodging Trust	$7,095,823

	Media — Broadcasting & Publishing — 1.1%
221,057	Sinclair Broadcast Group, Inc. — Class A	6,236,018

	Medical Supplies — 4.0%
117,610	Cyberonics, Inc.[1]	6,114,544
208,742	Hanger Orthopedic Group, Inc.[1]	7,706,755
72,967	ICU Medical, Inc.[1,2]	5,231,004
294,640	Rudolph Technologies, Inc.[1]	3,638,804

		22,691,107

	Oil & Gas — 5.4%
133,312	Atwood Oceanics, Inc.[1]	7,510,798
245,687	EPL Oil & Gas, Inc.[1]	7,901,294
165,947	Rosetta Resources, Inc.[1]	7,568,843
301,106	Stone Energy Corp.[1]	7,334,942

		30,315,877

	Pharmaceuticals — 4.3%
199,813	Alere, Inc.[1]	6,673,754
232,757	Auxilium Pharmaceuticals, Inc.[1]	4,273,418
82,204	Nu Skin Enterprises, Inc. — Class A	6,875,543
93,416	Questcor Pharmaceuticals, Inc.	6,242,057

		24,064,772

	Real Estate — 1.4%
460,587	Hilltop Holdings, Inc.[1]	7,843,797

	Real Estate Investment Trusts — 2.6%
429,183	Ashford Hospitality Trust, Inc.	5,008,566
318,347	Brandywine Realty Trust	4,437,757
349,443	Ramco-Gershenson Properties	5,412,872

		14,859,195

	Restaurants — 2.2%
52,032	Buffalo Wild Wings, Inc.[1,2]	5,389,475
285,096	Texas Roadhouse, Inc.	6,967,746

		12,357,221

	Technology — 0.8%
87,438	MICROS Systems, Inc.[1,2]	4,260,854

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Telecommunications — 2.8%
151,476	j2 Global, Inc.	$6,933,057
270,934	MasTec, Inc.[1]	8,940,822

		15,873,879

	Textiles, Clothing & Fabrics — 1.2%
131,464	Steven Madden, Ltd.[1]	6,759,879

	Transportation — 3.2%
137,622	Arctic Cat, Inc.	7,574,715
202,277	Celadon Group, Inc.	4,067,790
371,302	Swift Transportation Co.[1]	6,624,028

		18,266,533

	Water Companies — 0.6%
54,802	American States Water Co.	3,519,384

	TOTAL COMMON STOCKS (Cost $417,773,150)	552,616,464

Face
Amount

REPURCHASE AGREEMENT* — 2.7%
$15,122,458	With State Street Bank and Trust Co., dated 7/31/13, 0.01%, principal and interest in the amount of $15,122,462, due 8/1/13, (collateralized by a FHLMC security with a par value of $11,221,980, coupon rate of 4.000%, due 8/15/39, market value of $11,828,012, and by a FNMA security with a par value of $3,419,574, coupon rate of 4.000%, due 9/25/39, market value of $3,598,876)	15,122,458

	TOTAL REPURCHASE AGREEMENT (Cost $15,122,458)	15,122,458

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.1%
23,067,273	State Street Navigator Securities Lending Prime Portfolio	$23,067,273

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $23,067,273)	23,067,273

TOTAL INVESTMENTS (Cost $455,962,881)[3]	104.6%	$590,806,195
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.6)	(26,058,954)

NET ASSETS	100.0%	$564,747,241

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $457,326,913.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 100.0%

	Aerospace & Defense — 3.2%
21,585	BE Aerospace, Inc.[1]	$1,504,690
13,550	United Technologies Corp.	1,430,474

		2,935,164

	Apparel Retailers — 1.5%
31,140	Gap, Inc. (The)	1,429,326

	Automotive — 1.6%
15,385	BorgWarner, Inc.[1]	1,468,190

	Banking — 8.4%
27,740	CIT Group, Inc.[1]	1,390,051
57,285	Citigroup, Inc.	2,986,840
31,975	Discover Financial Services	1,583,082
25,615	State Street Corp.	1,784,597

		7,744,570

	Beverages, Food & Tobacco — 3.2%
12,945	JM Smucker Co. (The)	1,456,572
29,545	Reynolds American, Inc.	1,460,409

		2,916,981

	Chemicals — 1.2%
16,480	LyondellBasell Industries N.V. — Class A	1,132,341

	Commercial Services — 2.9%
21,275	Equifax, Inc.	1,345,218
51,375	Hertz Global Holdings, Inc.[1,2]	1,315,714

		2,660,932

	Communications — 3.0%
35,970	NetApp, Inc.	1,479,087
19,295	Qualcomm, Inc.	1,245,492

		2,724,579

	Computer Software & Processing — 5.0%
35,890	Fidelity National Information Services, Inc.	1,549,013
44,270	NCR Corp.[1,2]	1,593,720
39,380	Synopsys, Inc.[1]	1,458,635

		4,601,368

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Information — 1.3%
21,800	SanDisk Corp.[1]	$1,201,616

	Electronic Technology — 1.6%
30,415	Lam Research Corp.[1]	1,497,026

	Electronics — 2.9%
35,575	Avnet, Inc.[1]	1,340,110
25,655	TE Connectivity, Ltd.	1,309,431

		2,649,541

	Entertainment & Leisure — 2.2%
33,245	Time Warner, Inc.	2,069,834

	Financial Services — 9.7%
210,855	Bank of America Corp.	3,078,483
13,270	Goldman Sachs Group, Inc. (The)	2,176,678
65,455	JPMorgan Chase & Co.	3,647,807

		8,902,968

	Food Retailers — 1.8%
43,465	Kroger Co. (The)	1,706,870

	Forest Products & Paper — 2.6%
10,825	Kimberly-Clark Corp.	1,069,510
11,805	Rock-Tenn Co. — Class A	1,349,902

		2,419,412

	Heavy Construction — 1.5%
83,395	PulteGroup, Inc.[1]	1,386,859

	Heavy Machinery — 1.5%
22,975	Pentair, Ltd.	1,403,313

	Home Construction, Furnishings & Appliances — 1.8%
12,105	Whirlpool Corp.	1,621,344

	Household Products — 1.0%
9,815	Snap-On, Inc.	930,953

	Insurance — 14.8%
21,165	Aetna, Inc.	1,358,158
31,300	Allstate Corp. (The)	1,595,674
35,225	American International Group, Inc.[1]	1,603,090

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

31,770	Axis Capital Holdings Ltd.	$1,383,901
19,355	Chubb Corp. (The)	1,674,208
22,380	CIGNA Corp.	1,741,835
37,095	Principal Financial Group, Inc.	1,608,439
18,420	Travelers Cos., Inc. (The)	1,538,991
35,125	XL Group PLC	1,101,169

		13,605,465

	Media — Broadcasting & Publishing — 1.7%
33,875	Comcast Corp. — Class A	1,527,085

	Medical Supplies — 1.7%
24,980	Covidien PLC	1,539,517

	Oil & Gas — 8.5%
76,090	Chesapeake Energy Corp.	1,772,897
16,375	Devon Energy Corp.	900,789
12,985	Diamond Offshore Drilling, Inc.	875,708
28,755	Halliburton Co.	1,299,439
19,735	Helmerich & Payne, Inc.	1,247,252
27,660	Noble Energy, Inc.	1,728,473

		7,824,558

	Pharmaceuticals — 6.8%
10,675	Actavis, Inc.[1]	1,433,332
15,125	Amgen, Inc.	1,637,886
13,095	McKesson Corp.	1,606,233
47,350	Mylan, Inc.[1,2]	1,589,066

		6,266,517

	Retailers — 7.0%
33,035	CVS Caremark Corp.	2,031,322
22,220	Express Scripts Holding Co.[1]	1,456,521
30,610	Macy’s, Inc.	1,479,688
20,465	Signet Jewelers, Ltd.	1,496,196

		6,463,727

	Textiles, Clothing & Fabrics — 1.6%
12,535	Mohawk Industries, Inc.[1]	1,491,540

	TOTAL COMMON STOCKS (Cost $77,000,591)	92,121,596

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.6%
3,331,185	State Street Navigator Securities Lending Prime Portfolio	$3,331,185

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,331,185)	3,331,185

TOTAL INVESTMENTS (Cost $80,331,776)[3]	103.6%	$95,452,781
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.6)	(3,340,407)

NET ASSETS	100.0%	$92,112,374

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $80,400,779.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.9%

	Aerospace & Defense — 1.0%
39,432	Taser International, Inc.[1,2]	$350,156

	Auto Components — 1.9%
9,530	Standard Motor Products, Inc.	327,737
7,473	Tenneco Automotive, Inc.[1]	361,170

		688,907

	Biotechnology — 3.0%
81,647	Novavax, Inc.[1]	219,630
34,468	Progenics Pharmaceuticals, Inc.[1,2]	206,463
28,986	Sangamo Biosciences, Inc.[1]	282,614
94,841	Vical, Inc.[1,2]	366,086

		1,074,793

	Capital Markets — 1.9%
21,915	FXCM, Inc.	361,597
9,134	Piper Jaffray Cos.[1,2]	306,446

		668,043

	Chemicals — 1.1%
16,400	Olin Corp.	400,160

	Commercial Banks — 9.2%
19,516	Boston Private Financial Holdings, Inc.	215,652
24,405	First Midwest Bancorp, Inc.	372,664
15,846	Hanmi Financial Corp.[1]	269,382
13,053	MB Financial, Inc.	375,665
15,300	Pinnacle Financial Partners, Inc.[1,2]	435,744
18,559	PrivateBancorp, Inc.	437,807
27,845	Susquehanna Bancshares, Inc.	370,339
6,006	UMB Financial Corp.	359,159
52,508	Wilshire Bancorp, Inc.	461,545

		3,297,957

	Commercial Services & Supplies — 2.2%
12,691	Brink’s Co. (The)	339,230
9,777	Geo Group, Inc. (The)	339,458
5,473	Tetra Tech, Inc.[1]	129,163

		807,851

	Communications Equipment — 5.1%
22,724	ARRIS Group, Inc.[1,2]	341,769
27,082	Calix, Inc.[1]	316,318

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Communications Equipment — (Continued)

10,971	Dycom Industries, Inc.[1]	$290,512
16,220	MasTec, Inc.[1,2]	535,260
7,327	Plantronics, Inc.	340,632

		1,824,491

	Computers & Peripherals — 1.2%
14,044	Electronics for Imaging, Inc.[1,2]	421,741

	Construction & Engineering — 0.5%
15,392	Pike Electric Corp.	187,936

	Consumer Finance — 1.7%
26,365	Green Dot Corp. — Class A1	613,777

	Containers & Packaging — 1.5%
26,867	Myers Industries, Inc.	523,100

	Diversified Consumer Services — 2.5%
11,580	Capella Education Co.[1]	567,536
10,089	Grand Canyon Education, Inc.[1,2]	341,210

		908,746

	Electrical Equipment — 1.2%
7,971	EnerSys	421,825

	Electronic Equipment, Instruments & Components — 1.8%
3,225	Anixter International, Inc.[1]	267,804
40,907	TTM Technologies, Inc.[1]	377,981

		645,785

	Energy Equipment & Services — 1.3%
9,397	Exterran Holdings, Inc.[1,2]	298,355
14,976	Newpark Resources, Inc.[1,2]	171,325

		469,680

	Food & Staples Retailing — 1.1%
44,869	Roundy’s, Inc.	409,205

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 2.6%
2,950	Hain Celestial Group, Inc.[1,2]	$215,232
17,989	Pilgrim’s Pride Corp.[1]	298,977
5,796	Sanderson Farms, Inc.	409,430

		923,639

	Health Care Equipment & Supplies — 5.7%
22,461	ABIOMED, Inc.[1,2]	563,322
10,999	Align Technology, Inc.[1,2]	473,397
25,785	Natus Medical, Inc.[1]	329,790
8,375	STERIS Corp.	377,043
14,456	SurModics, Inc.[1]	292,589

		2,036,141

	Health Care Providers & Services — 1.7%
10,790	Bio-Reference Labs, Inc.[1,2]	288,632
9,100	Hanger Orthopedic Group, Inc.[1]	335,972

		624,604

	Health Care Technology — 1.0%
16,568	Omnicell, Inc.[1]	349,585

	Hotels, Restaurants & Leisure — 0.9%
26,257	Ruth’s Hospitality Group, Inc.	314,034

	Household Durables — 2.0%
10,077	iRobot Corp.[1,2]	352,292
17,911	La-Z-Boy, Inc.	371,295

		723,587

	Insurance — 0.8%
10,320	Employers Holdings, Inc.	271,313

	Internet Software & Services — 2.4%
39,713	Dice Holdings, Inc.[1,2]	344,312
17,026	Valueclick, Inc.[1,2]	416,115
3,283	WebMD Health Corp.[1,2]	108,372

		868,799

	IT Services — 4.9%
15,631	Computer Task Group, Inc.	290,737
16,253	CSG Systems International, Inc.	384,871

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	IT Services — (Continued)

11,027	Heartland Payment Systems, Inc.	$411,417
30,316	Sapient Corp.[1]	415,632
9,784	Virtusa Corp.[1]	252,232

		1,754,889

	Leisure Equipment & Products — 2.6%
37,027	LeapFrog Enterprises, Inc.[1,2]	426,551
15,415	Smith & Wesson Holding Corp.[1,2]	182,514
6,521	Sturm Ruger & Co., Inc.	331,723

		940,788

	Life Sciences Tools & Services — 2.4%
19,456	AMAG Pharmaceuticals, Inc.[1,2]	437,760
8,341	Parexel International Corp.[1,2]	412,462

		850,222

	Machinery — 3.3%
12,684	Altra Holdings, Inc.	316,339
16,011	John Bean Technologies Corp.	379,621
5,838	Standex International Corp.	344,617
8,283	Titan International, Inc.	142,799

		1,183,376

	Metals & Mining — 0.8%
7,628	Worthington Industries, Inc.	272,854

	Oil, Gas & Consumable Fuels — 2.9%
8,312	CVR Energy, Inc.	392,243
6,132	Targa Resources Corp.	418,019
8,207	Western Refining, Inc.	247,277

		1,057,539

	Paper & Forest Products — 2.1%
3,582	Clearwater Paper Corp.[1]	175,231
13,115	Louisiana-Pacific Corp.[1,2]	213,250
13,184	PH Glatfelter Co.	348,981

		737,462

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 3.1%
19,679	Impax Laboratories, Inc.[1]	$408,143
27,345	Lannett Co., Inc.[1,2]	379,822
10,326	Medicines Co. (The)[1]	319,073

		1,107,038

	Professional Services — 1.9%
5,367	Insperity, Inc.	177,487
16,971	On Assignment, Inc.[1]	518,124

		695,611

	Real Estate Investment Trusts — 6.3%
11,160	Coresite Realty Corp.	378,994
14,973	DuPont Fabros Technology, Inc.	343,031
1,841	EPR Properties	92,750
12,067	Government Properties Income Trust	304,933
11,945	Omega Healthcare Investors, Inc.	380,209
8,701	Potlatch Corp.	383,105
42,093	Strategic Hotels & Resorts, Inc.[1]	372,944

		2,255,966

	Road & Rail — 2.0%
10,376	Saia, Inc.[1]	310,658
23,823	Swift Transportation Co.[1,2]	425,002

		735,660

	Semiconductors & Semiconductor Equipment — 5.1%
21,881	Advanced Energy Industries, Inc.[1,2]	473,943
76,903	Entropic Communications, Inc.[1]	340,680
30,337	Kulicke & Soffa Industries, Inc.[1]	354,033
30,000	Micrel, Inc.	318,300
23,031	Volterra Semiconductor Corp.[1]	347,077

		1,834,033

	Software — 1.5%
49,861	Actuate Corp.[1]	367,974
19,788	VASCO Data Security International, Inc.[1,2]	162,855

		530,829

	Specialty Retail — 4.1%
13,664	Brown Shoe Co., Inc.	324,793
15,579	Express, Inc.[1]	351,307

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)

13,403	Finish Line, Inc. (The) — Class A	$298,351
7,745	Kirkland’s, Inc.[1,2]	136,157
16,024	Pier 1 Imports, Inc.	376,564

		1,487,172

	Textiles, Apparel & Luxury Goods — 0.8%
21,018	Crocs, Inc.[1]	287,316

	Water and Sewer — 0.8%
4,363	American States Water Co.	280,192

	TOTAL COMMON STOCKS (Cost $28,635,427)	35,836,802

Face
Amount

REPURCHASE AGREEMENT* — 0.1%
$34,139	With State Street Bank and Trust Co., dated 7/31/13, 0.01%, principal and interest in the amount of $34,139, due 8/1/13, (collateralized by a FHLMC security with a par value of $34,058, coupon rate of 4.000%, due 8/15/39, market value of $35,897)	34,139

	TOTAL REPURCHASE AGREEMENT (Cost $34,139)	34,139

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 22.4%
8,022,563	State Street Navigator Securities Lending Prime Portfolio	8,022,563

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $8,022,563)	8,022,563

TOTAL INVESTMENTS (Cost $36,692,129)[3]	122.4%	$43,893,504
LIABILITIES IN EXCESS OF OTHER ASSETS	(22.4)	(8,032,299)

NET ASSETS	100.0%	$35,861,205

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $36,704,084.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	Aerospace & Defense — 2.9%
17,745	Lockheed Martin Corp.	$2,131,529
26,743	Northrop Grumman Corp.	2,461,961
33,817	Raytheon Co.	2,429,413

		7,022,903

	Airlines — 0.8%
137,324	Southwest Airlines Co.	1,899,191

	Auto Components — 2.9%
26,362	BorgWarner, Inc.[1]	2,515,726
43,102	Delphi Automotive PLC	2,315,439
29,090	TRW Automotive Holdings Corp.[1]	2,132,588

		6,963,753

	Beverages — 1.9%
44,608	Coca-Cola Enterprises, Inc.	1,674,584
24,398	Dr Pepper Snapple Group, Inc.	1,140,363
33,135	Molson Coors Brewing Co. — Class B	1,658,738

		4,473,685

	Biotechnology — 4.2%
22,591	Amgen, Inc.	2,446,380
18,727	Celgene Corp.[1]	2,750,247
42,900	Gilead Sciences, Inc.[1]	2,636,205
31,424	United Therapeutics Corp.[1,2]	2,351,772

		10,184,604

	Capital Markets — 3.9%
12,574	Goldman Sachs Group, Inc. (The)	2,062,513
70,798	Invesco, Ltd.	2,278,988
33,539	State Street Corp.	2,336,662
50,650	Waddell & Reed Financial, Inc. — Class A	2,586,189

		9,264,352

	Chemicals — 3.7%
48,968	Celanese Corp. — Class A	2,353,402
4,856	CF Industries Holdings, Inc.	951,824
31,674	Eastman Chemical Co.	2,547,540
7,485	PPG Industries, Inc.	1,200,893
16,880	Westlake Chemical Corp.	1,755,858

		8,809,517

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Banks — 4.4%
53,078	Comerica, Inc.	$2,257,938
120,736	Fifth Third Bancorp	2,321,753
68,944	SunTrust Banks, Inc.	2,398,562
36,013	Wells Fargo & Co.	1,566,566
71,500	Zions BanCorp.	2,119,260

		10,664,079

	Commercial Services & Supplies — 1.7%
51,659	Avery Dennison Corp.	2,310,707
56,226	Corrections Corp. of America	1,858,269

		4,168,976

	Communications Equipment — 0.9%
80,736	Cisco Systems, Inc.	2,062,805

	Computers & Peripherals — 2.6%
54,363	NetApp, Inc.	2,235,407
47,674	Seagate Technology PLC	1,950,343
33,782	Western Digital Corp.	2,174,885

		6,360,635

	Construction & Engineering — 2.8%
33,830	Chicago Bridge & Iron Co. NV	2,015,592
37,636	Fluor Corp.	2,354,508
40,065	Jacobs Engineering Group, Inc.[1,2]	2,371,848

		6,741,948

	Consumer Finance — 1.0%
46,348	Discover Financial Services	2,294,689

	Diversified Consumer Services — 0.7%
87,466	Service Corp. International	1,659,230

	Diversified Financial Services — 2.3%
31,142	Citigroup, Inc.	1,623,744
41,813	JPMorgan Chase & Co.	2,330,238
51,727	Nasdaq Stock Market, Inc. (The)	1,675,955

		5,629,937

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Telecommunication Services — 1.8%
53,247	AT&T, Inc.	$1,878,022
64,864	CenturyTel, Inc.	2,325,374

		4,203,396

	Electric Utilities — 1.5%
50,249	American Electric Power Co., Inc.	2,329,041
49,042	Great Plains Energy, Inc.	1,186,326

		3,515,367

	Electronic Equipment, Instruments & Components — 1.0%
49,252	TE Connectivity, Ltd.	2,513,822

	Energy Equipment & Services — 4.6%
47,604	Baker Hughes, Inc.	2,257,858
35,747	Cameron International Corp.[1]	2,119,797
52,702	Halliburton Co.	2,381,604
31,156	Helmerich & Payne, Inc.	1,969,059
32,213	National Oilwell Varco, Inc.	2,260,386

		10,988,704

	Food & Staples Retailing — 3.0%
38,355	CVS Caremark Corp.	2,358,449
62,025	Kroger Co. (The)	2,435,722
50,324	Walgreen Co.	2,528,781

		7,322,952

	Food Products — 1.4%
42,236	Hormel Foods Corp.	1,788,694
24,614	Ingredion, Inc.	1,654,061

		3,442,755

	Gas Utilities — 1.0%
57,617	UGI Corp.	2,419,338

	Health Care Equipment & Supplies — 0.7%
20,671	Zimmer Holdings, Inc.	1,725,615

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 3.3%
19,404	Aetna, Inc.	$1,245,155
42,319	Cardinal Health, Inc.	2,119,759
47,046	Omnicare, Inc.	2,483,558
23,616	WellPoint, Inc.	2,020,585

		7,869,057

	Hotels, Restaurants & Leisure — 0.4%
14,107	Wyndham Worldwide Corp.	878,866

	Household Products — 0.7%
18,120	Kimberly-Clark Corp.	1,790,256

	Insurance — 4.1%
33,414	Allstate Corp. (The)	1,703,446
184,940	Genworth Financial, Inc. — Class A1	2,402,371
43,053	Marsh & McLennan Cos., Inc.	1,802,629
36,032	Principal Financial Group, Inc.	1,562,347
74,340	XL Group PLC	2,330,559

		9,801,352

	Internet Software & Services — 1.9%
52,372	Akamai Technologies, Inc.[1]	2,471,959
42,196	eBay, Inc.[1]	2,181,111

		4,653,070

	IT Services — 3.6%
30,513	Accenture PLC — Class A	2,252,164
31,867	Automatic Data Processing, Inc.	2,297,292
34,658	Cognizant Technology Solutions Corp. — Class A1	2,508,893
9,327	Visa, Inc. — Class A	1,650,972

		8,709,321

	Life Sciences Tools & Services — 1.9%
26,456	Covance, Inc.[1,2]	2,182,620
25,625	Thermo Fisher Scientific, Inc.	2,334,694

		4,517,314

	Machinery — 3.0%
44,730	AGCO Corp.	2,516,062
39,752	Ingersoll-Rand PLC	2,426,860
37,674	Lincoln Electric Holdings, Inc.	2,224,273

		7,167,195

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 3.5%
44,411	Comcast Corp. — Class A	$2,002,048
71,452	Gannett Co., Inc.	1,840,603
18,537	Time Warner Cable, Inc.	2,114,516
37,700	Time Warner, Inc.	2,347,202

		8,304,369

	Multi-line Retail — 0.9%
46,138	Macy’s, Inc.	2,230,311

	Multi-Utilities — 0.5%
37,493	Public Service Enterprise Group, Inc.	1,266,888

	Oil, Gas & Consumable Fuels — 5.8%
17,210	Chevron Corp.	2,166,567
22,667	Exxon Mobil Corp.	2,125,031
31,801	Marathon Petroleum Corp.	2,331,967
36,520	Murphy Oil Corp.	2,473,135
46,840	Tesoro Corp.	2,662,854
63,666	Valero Energy Corp.	2,277,333

		14,036,887

	Personal Products — 0.5%
17,157	Estee Lauder Companies (The) — Class A	1,126,357

	Pharmaceuticals — 3.0%
44,797	Eli Lilly & Co.	2,379,168
73,532	Mylan, Inc.[1]	2,467,734
79,795	Pfizer, Inc.	2,332,408

		7,179,310

	Professional Services — 1.0%
34,910	Manpowergroup, Inc.	2,334,432

	Real Estate Investment Trusts — 3.0%
90,341	Douglas Emmett, Inc.	2,259,429
55,611	Hospitality Properties Trust	1,584,357
89,708	Kimco Realty Corp.	2,022,915
32,393	Liberty Property Trust	1,237,737

		7,104,438

	Road & Rail — 0.8%
12,045	Union Pacific Corp.	1,910,216

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Semiconductors & Semiconductor Equipment — 2.5%
103,432	Applied Materials, Inc.	$1,686,976
187,582	Marvell Technology Group, Ltd.	2,432,939
75,571	Skyworks Solutions, Inc.[1]	1,815,215

		5,935,130

	Software — 3.9%
155,191	Activision Blizzard, Inc.	2,790,334
79,391	CA, Inc.	2,361,088
46,719	Jack Henry & Associates, Inc.	2,256,528
71,175	Symantec Corp.	1,898,949

		9,306,899

	Specialty Retail — 2.4%
43,651	Foot Locker, Inc.	1,577,110
47,590	Gap, Inc. (The)	2,184,381
11,708	PetSmart, Inc.	857,260
21,568	TJX Cos., Inc. (The)	1,122,399

		5,741,150

	Tobacco — 0.8%
38,418	Reynolds American, Inc.	1,899,002

	TOTAL COMMON STOCKS (Cost $190,958,274)	238,094,073

Face
Amount

REPURCHASE AGREEMENT* — 0.7%
$1,674,600	With State Street Bank and Trust Co., dated 7/31/13, 0.01%, principal and interest in the amount of $1,674,600, due 8/1/13, (collateralized by a FNMA security with a par value of $1,624,438, coupon rate of 4.000%, due 9/25/39, market value of $1,709,614)	1,674,600

	TOTAL REPURCHASE AGREEMENT (Cost $1,674,600)	1,674,600

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap 100 Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.5%
3,676,251	State Street Navigator Securities Lending Prime Portfolio	$3,676,251

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,676,251)	3,676,251

TOTAL INVESTMENTS (Cost $196,309,125)[3]	101.4%	$243,444,924
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.4)	(3,398,075)

NET ASSETS	100.0%	$240,046,849

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $196,316,912.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.2%

	Aerospace & Defense — 5.8%
30,321	Boeing Co. (The)	$3,186,737
16,367	Honeywell International, Inc.	1,358,134
13,875	Lockheed Martin Corp.	1,666,665
24,176	United Technologies Corp.	2,552,260

		8,763,796

	Auto Components — 3.4%
32,373	BorgWarner, Inc.[1]	3,089,355
37,689	Delphi Automotive PLC	2,024,653

		5,114,008

	Beverages — 1.9%
59,914	Dr Pepper Snapple Group, Inc.	2,800,380

	Biotechnology — 4.3%
29,037	Amgen, Inc.	3,144,417
23,299	Celgene Corp.[1]	3,421,691

		6,566,108

	Capital Markets — 2.0%
57,674	Waddell & Reed Financial, Inc. — Class A	2,944,834

	Chemicals — 3.7%
61,279	Celanese Corp. — Class A	2,945,069
23,791	Eastman Chemical Co.	1,913,510
4,710	PPG Industries, Inc.	755,672

		5,614,251

	Commercial Services & Supplies — 0.5%
15,862	Avery Dennison Corp.	709,507

	Communications Equipment — 0.4%
10,078	Qualcomm, Inc.	650,535

	Computers & Peripherals — 6.1%
14,925	International Business Machines Corp.	2,910,972
72,550	NetApp, Inc.	2,983,256
52,597	Western Digital Corp.	3,386,195

		9,280,423

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Construction & Engineering — 2.6%
31,828	Chicago Bridge & Iron Co. NV	$1,896,312
33,427	Fluor Corp.	2,091,193

		3,987,505

	Containers & Packaging — 1.0%
28,286	Packaging Corp. of America	1,521,504

	Energy Equipment & Services — 4.2%
37,589	Cameron International Corp.[1]	2,229,028
50,519	Halliburton Co.	2,282,953
18,411	Helmerich & Payne, Inc.	1,163,575
7,500	Oil States International, Inc.[1]	729,225

		6,404,781

	Food & Staples Retailing — 3.8%
22,604	Costco Wholesale Corp.	2,651,223
79,099	Kroger Co. (The)	3,106,218

		5,757,441

	Food Products — 3.8%
56,955	General Mills, Inc.	2,961,660
65,649	Hormel Foods Corp.	2,780,235

		5,741,895

	Health Care Equipment & Supplies — 0.6%
8,073	Becton Dickinson & Co.	837,332

	Health Care Providers & Services — 3.2%
24,424	AmerisourceBergen Corp.	1,423,187
35,866	Cardinal Health, Inc.	1,796,528
13,096	McKesson Corp.	1,606,355

		4,826,070

	Hotels, Restaurants & Leisure — 3.1%
62,825	Brinker International, Inc.	2,522,424
68,175	International Game Technology	1,259,192
15,249	Wyndham Worldwide Corp.	950,013

		4,731,629

	Household Products — 0.5%
7,406	Kimberly-Clark Corp.	731,713

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 1.9%
69,968	Marsh & McLennan Cos., Inc.	$2,929,560

	Internet Software & Services — 3.9%
68,225	Akamai Technologies, Inc.[1]	3,220,220
50,975	eBay, Inc.[1]	2,634,898

		5,855,118

	IT Services — 6.4%
34,048	Accenture PLC — Class A	2,513,083
42,559	Cognizant Technology Solutions Corp. — Class A1	3,080,846
101,179	SAIC, Inc.	1,547,027
14,768	Visa, Inc. — Class A	2,614,083

		9,755,039

	Machinery — 2.5%
42,127	Ingersoll-Rand PLC	2,571,853
21,614	Lincoln Electric Holdings, Inc.	1,276,091

		3,847,944

	Media — 4.5%
67,752	Comcast Corp. — Class A	3,054,260
34,311	DIRECTV[1]	2,170,857
11,499	News Corp. — Class A1	183,179
45,996	Twenty-First Century Fox, Inc.	1,374,361

		6,782,657

	Multi-line Retail — 0.4%
9,585	Dollar General Corp.[1]	524,012

	Office Electronics — 0.3%
10,064	Zebra Technologies Corp. — Class A1	464,655

	Oil, Gas & Consumable Fuels — 1.0%
39,983	World Fuel Services Corp.	1,548,941

	Pharmaceuticals — 4.7%
20,048	Eli Lilly & Co.	1,064,749
79,766	Endo Health Solutions, Inc.[1]	3,067,800
89,848	Mylan, Inc.[1]	3,015,299

		7,147,848

	Professional Services — 1.2%
50,490	Robert Half International, Inc.	1,880,248

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate Investment Trusts — 3.7%
93,354	Apartment Investment & Management Co. — Class A	$2,742,741
126,968	CBL & Associates Properties, Inc.	2,891,061

		5,633,802

	Road & Rail — 1.8%
111,992	CSX Corp.	2,778,522

	Semiconductors & Semiconductor Equipment — 3.1%
16,983	Broadcom Corp. — Class A	468,221
199,659	LSI Corp.[1]	1,553,347
109,323	Skyworks Solutions, Inc.[1]	2,625,939

		4,647,507

	Software — 4.6%
58,451	Jack Henry & Associates, Inc.	2,823,183
78,731	Oracle Corp.	2,546,948
62,476	Symantec Corp.	1,666,860

		7,036,991

	Specialty Retail — 6.5%
9,331	Bed Bath & Beyond, Inc.[1]	713,541
66,083	Gap, Inc. (The)	3,033,210
18,020	Home Depot, Inc.	1,424,121
8,330	O’Reilly Automotive, Inc.[1]	1,043,416
10,419	PetSmart, Inc.	762,879
53,959	TJX Cos., Inc. (The)	2,808,026

		9,785,193

	Tobacco — 1.8%
54,748	Reynolds American, Inc.	2,706,194

	TOTAL COMMON STOCKS (Cost $120,680,520)	150,307,943

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.6%
$934,595	With State Street Bank and Trust Co., dated 7/31/13, 0.01%, principal and interest in the amount of $934,595, due 8/1/13, (collateralized by a FNMA security with a par value of $906,009, coupon rate of 4.000%, due 9/25/39, market value of $953,515)	$934,595

	TOTAL REPURCHASE AGREEMENT (Cost $934,595)	934,595

TOTAL INVESTMENTS (Cost $121,615,115)[2]	99.8%	$151,242,538
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	373,588

NET ASSETS	100.0%	$151,616,126

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $121,613,887.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 92.3%

	Aerospace & Defense — 4.6%
3,079	General Dynamics Corp.	$262,762
3,480	L-3 Communications Holdings, Inc.	324,162
3,624	Northrop Grumman Corp.	333,625
4,171	Raytheon Co.	299,645

		1,220,194

	Airlines — 1.0%
18,590	Southwest Airlines Co.[1]	257,100

	Auto Components — 0.5%
2,336	Delphi Automotive PLC	125,490

	Automobiles — 0.8%
6,182	General Motors Co.[2]	221,748

	Beverages — 0.6%
2,933	Constellation Brands, Inc.[2]	152,780

	Biotechnology — 1.6%
9,347	Myriad Genetics, Inc.[1,2]	277,325
1,803	United Therapeutics Corp.[1,2]	134,937

		412,262

	Capital Markets — 0.6%
17,494	Janus Capital Group, Inc.	163,919

	Chemicals — 2.8%
3,640	A Schulman, Inc.[1]	97,552
780	CF Industries Holdings, Inc.	152,888
5,743	Minerals Technologies, Inc.	264,178
1,374	PPG Industries, Inc.	220,444

		735,062

	Commercial Banks — 7.8%
11,495	Fifth Third Bancorp	221,049
14,059	Hanmi Financial Corp.[2]	239,003
30,801	Huntington Bancshares, Inc.	263,348
21,661	KeyCorp	266,214
5,129	Pinnacle Financial Partners, Inc.[1,2]	146,074
23,562	Regions Financial Corp.	235,856

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Banks — (Continued)

15,193	Susquehanna Bancshares, Inc.[1]	$202,067
12,740	Umpqua Holdings Corp.	214,541
15,593	Western Alliance Bancorp[1,2]	276,464

		2,064,616

	Commercial Services & Supplies — 0.7%
7,360	Tetra Tech, Inc.[2]	173,696

	Communications Equipment — 1.2%
12,846	Cisco Systems, Inc.	328,215

	Computers & Peripherals — 0.5%
9,045	QLogic Corp.[2]	99,585
641	Western Digital Corp.	41,268

		140,853

	Construction & Engineering — 1.9%
6,366	EMCOR Group, Inc.	262,789
5,380	URS Corp.[1]	250,170

		512,959

	Consumer Finance — 1.6%
3,389	Discover Financial Services	167,789
10,297	SLM Corp.	254,439

		422,228

	Containers & Packaging — 0.6%
2,977	Packaging Corp. of America	160,133

	Diversified Consumer Services — 0.8%
10,480	Service Corp. International	198,806

	Diversified Financial Services — 1.0%
5,021	Citigroup, Inc.	261,795

	Electric Utilities — 0.9%
7,762	Portland General Electric Co.[1]	246,055

	Electrical Equipment — 1.5%
2,829	AMETEK, Inc.	130,926
4,936	EnerSys[1]	261,213

		392,139

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electronic Equipment, Instruments & Components — 1.0%
7,363	Avnet, Inc.[2]	$277,364

	Energy Equipment & Services — 5.8%
5,147	Baker Hughes, Inc.	244,122
1,992	Diamond Offshore Drilling, Inc.[1]	134,341
5,702	Halliburton Co.	257,673
2,905	National Oilwell Varco, Inc.	203,844
3,160	Oceaneering International, Inc.	256,244
12,319	Patterson-UTI Energy, Inc.[1]	243,547
7,991	Superior Energy Services, Inc.[2]	204,729

		1,544,500

	Food & Staples Retailing — 2.6%
4,190	CVS Caremark Corp.	257,643
3,000	Kroger Co. (The)[1]	117,810
9,894	Safeway, Inc.[1]	255,166
1,236	Walgreen Co.[1]	62,109

		692,728

	Food Products — 1.6%
1,420	Hain Celestial Group, Inc.[1,2]	103,603
1,554	Sanderson Farms, Inc.[1]	109,775
7,877	Tyson Foods, Inc. — Class A	217,563

		430,941

	Health Care Equipment & Supplies — 3.7%
7,047	CareFusion Corp.[2]	271,803
7,739	Conmed Corp.[1]	253,839
5,540	Hill-Rom Holdings, Inc.[1]	205,368
5,080	ResMed, Inc.[1]	242,062

		973,072

	Health Care Providers & Services — 3.7%
3,572	Aetna, Inc.	229,215
1,351	Chemed Corp.[1]	95,367
4,351	Magellan Health Services, Inc.[2]	248,660
5,465	Omnicare, Inc.[1]	288,497
1,467	WellPoint, Inc.	125,517

		987,256

	Health Care Technology — 0.9%
10,876	Omnicell, Inc.[2]	229,484

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — 0.9%
11,053	Krispy Kreme Doughnuts, Inc.[1,2]	$232,334

	Insurance — 5.4%
3,440	First American Financial Corp.	78,191
30,408	Genworth Financial, Inc. — Class A2	395,000
5,839	Lincoln National Corp.[1]	243,311
6,529	Primerica, Inc.	267,950
7,304	Unum Group	231,099
6,840	XL Group PLC	214,434

		1,429,985

	Internet Software & Services — 1.6%
5,175	Akamai Technologies, Inc.[1,2]	244,260
3,709	eBay, Inc.[2]	191,718

		435,978

	IT Services — 5.5%
3,140	Accenture PLC — Class A	231,763
3,049	Amdocs, Ltd.[1]	117,295
3,320	Automatic Data Processing, Inc.[1]	239,339
6,182	Paychex, Inc.[1]	243,818
13,013	SAIC, Inc.	198,969
4,280	Total System Services, Inc.	117,315
1,809	Visa, Inc. — Class A	320,211

		1,468,710

	Life Sciences Tools & Services — 0.9%
2,519	Thermo Fisher Scientific, Inc.[1]	229,506

	Machinery — 1.9%
4,167	AGCO Corp.[1]	234,394
4,084	Hyster-Yale Materials Handling, Inc.	265,501

		499,895

	Media — 1.3%
3,998	Comcast Corp. — Class A	180,230
5,839	Gannett Co., Inc.[1]	150,413

		330,643

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — 1.2%
1,482	Reliance Steel & Aluminum Co.[1]	$104,036
6,011	Worthington Industries, Inc.	215,014

		319,050

	Multi-line Retail — 0.9%
1,467	Dillard’s, Inc. — Class A	123,859
2,473	Macy’s, Inc.[1]	119,545

		243,404

	Multi-Utilities — 1.2%
5,702	Public Service Enterprise Group, Inc.	192,670
3,389	Vectren Corp.[1]	125,461

		318,131

	Oil, Gas & Consumable Fuels — 3.8%
12,594	Denbury Resources, Inc.[2]	220,395
3,120	HollyFrontier Corp.	142,116
8,861	Peabody Energy Corp.	146,738
4,600	Tesoro Corp.[1]	261,510
6,829	Valero Energy Corp.	244,274

		1,015,033

	Paper & Forest Products — 1.6%
3,660	International Paper Co.	176,815
4,790	Schweitzer-Mauduit International, Inc.[1]	259,330

		436,145

	Personal Products — 0.9%
8,266	Medifast, Inc.[1,2]	225,992

	Pharmaceuticals — 0.8%
5,587	Endo Health Solutions, Inc.[2]	214,876

	Professional Services — 1.1%
3,300	Equifax, Inc.[1]	208,659
4,600	Kelly Services, Inc.[1]	90,022

		298,681

	Real Estate Investment Trusts — 7.2%
8,571	Apartment Investment & Management Co. — Class A1	251,816
16,911	Brandywine Realty Trust	235,739
10,075	CBL & Associates Properties, Inc.	229,408
10,533	Chesapeake Lodging Trust[1]	241,311

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)

9,311	Corporate Office Properties Trust	$237,244
13,807	Dynex Capital, Inc.[1]	132,685
5,078	Government Properties Income Trust[1]	128,321
8,014	Hospitality Properties Trust	228,319
14,677	Ramco-Gershenson Properties	227,347

		1,912,190

	Semiconductors & Semiconductor Equipment — 2.5%
9,419	Intel Corp.[1]	219,463
22,836	LSI Corp.[2]	177,664
20,883	Marvell Technology Group, Ltd.[1]	270,852

		667,979

	Software — 1.1%
3,700	Ellie Mae, Inc.[1,2]	87,135
6,274	Oracle Corp.	202,964

		290,099

	Specialty Retail — 1.8%
1,923	Bed Bath & Beyond, Inc.[1,2]	147,052
536	CST Brands, Inc.[1,2]	17,479
4,401	Gap, Inc. (The)	202,006
2,214	TJX Cos., Inc. (The)	115,216

		481,753

	Textiles, Apparel & Luxury Goods — 0.4%
847	Fossil Group, Inc.[1,2]	93,085

	TOTAL COMMON STOCKS (Cost $20,250,196)	24,468,864

Face
Amount

REPURCHASE AGREEMENT* — 6.1%
$1,618,469	With State Street Bank & Trust Co., dated 7/31/13, 0.01%, principal and interest in the amount of $1,618,470 due 8/1/13, (collateralized by a FNMA security with a par value of $1,570,040, coupon rate of 4.000%, due 9/25/39, market value of $1,652,364)	1,618,469

	TOTAL REPURCHASE AGREEMENTS (Cost $1,618,469)	1,618,469

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 29.4%
7,790,581	State Street Navigator Securities Lending Prime Portfolio	$7,790,581

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $7,790,581)	7,790,581

TOTAL LONG INVESTMENTS (Cost $29,659,246)	127.8%	$33,877,914

COMMON STOCKS SOLD SHORT* — (60.8)%

	Aerospace & Defense — (1.2)%
(1,900)	Cubic Corp.	(96,045)
(1,557)	TransDigm Group, Inc.	(225,127)

		(321,172)

	Beverages — (0.9)%
(3,755)	Monster Beverage Corp.[2]	(229,017)

	Building Products — (0.9)%
(4,976)	Trex Co., Inc.[2]	(235,564)

	Capital Markets — (1.3)%
(11,357)	Ares Capital Corp.	(202,041)
(2,658)	Greenhill & Co., Inc.	(133,804)

		(335,845)

	Chemicals — (2.4)%
(1,156)	Airgas, Inc.	(119,311)
(7,161)	Balchem Corp.	(356,331)
(1,812)	Ecolab, Inc.	(166,958)

		(642,600)

	Commercial Banks — (4.7)%
(4,946)	CIT Group, Inc.[2]	(247,844)
(3,320)	Cullen/Frost Bankers, Inc.	(239,173)
(15,960)	First Financial Bancorp	(257,116)
(4,534)	IBERIABANK Corp.	(266,599)
(14,975)	TCF Financial Corp.	(228,219)

		(1,238,951)

	Commercial Services & Supplies — (0.7)%
(3,279)	Clean Harbors, Inc.[2]	(185,067)

	Communications Equipment — (0.9)%
(3,739)	Viasat, Inc.[2]	(249,728)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Computers & Peripherals — (1.3)%
(6,984)	NCR Corp.[2]	$(251,424)
(1,076)	Stratasys, Ltd.[2]	(95,387)

		(346,811)

	Construction Materials — (1.4)%
(2,107)	Martin Marietta Materials, Inc.	(209,857)
(3,250)	Vulcan Materials Co.	(153,335)

		(363,192)

	Containers & Packaging — (0.4)%
(1,658)	AptarGroup, Inc.	(96,811)

	Electric Utilities — (0.9)%
(2,728)	ITC Holdings Corp.	(250,348)

	Electrical Equipment — (1.0)%
(2,954)	Acuity Brands, Inc.	(255,521)

	Energy Equipment & Services — (1.8)%
(3,343)	Geospace Technologies Corp.[2]	(248,753)
(4,600)	Gulfmark Offshore, Inc. — Class A	(226,550)

		(475,303)

	Food & Staples Retailing — (1.3)%
(3,595)	Casey’s General Stores, Inc.	(238,097)
(2,080)	Whole Foods Market, Inc.	(115,606)

		(353,703)

	Food Products — (0.5)%
(1,820)	TreeHouse Foods, Inc.[2]	(129,202)

	Gas Utilities — (0.4)%
(2,243)	Northwest Natural Gas Co.	(98,557)

	Health Care Equipment & Supplies — (3.5)%
(11,334)	DexCom, Inc.[2]	(246,854)
(5,000)	Haemonetics Corp.[2]	(211,100)
(6,640)	Integra LifeSciences Holdings Corp.[2]	(261,550)
(15,680)	NxStage Medical, Inc.[2]	(203,213)

		(922,717)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Health Care Providers & Services — (0.9)%
(7,900)	Brookdale Senior Living, Inc.[2]	$(230,048)

	Health Care Technology — (1.0)%
(4,877)	Computer Programs & Systems, Inc.	(271,844)

	Hotels, Restaurants & Leisure — (1.7)%
(575)	Chipotle Mexican Grill, Inc.[2]	(237,055)
(4,900)	Pinnacle Entertainment, Inc.[2]	(104,125)
(3,343)	Ryman Hospitality Properties	(124,527)

		(465,707)

	Household Durables — (1.3)%
(2,358)	Meritage Homes Corp.[2]	(106,723)
(263)	NVR, Inc.[2]	(243,433)

		(350,156)

	Household Products — (1.0)%
(4,293)	Colgate-Palmolive Co.	(257,022)

	Insurance — (3.4)%
(5,587)	Loews Corp.	(254,488)
(481)	Markel Corp.[2]	(254,930)
(3,022)	RLI Corp.	(249,436)
(6,824)	Tower Group International, Ltd.	(149,241)

		(908,095)

	Internet & Catalog Retail — (0.9)%
(776)	Amazon.Com, Inc.[2]	(233,747)

	Internet Software & Services — (0.9)%
(1,305)	Equinix, Inc.[2]	(234,052)

	IT Services — (1.6)%
(435)	Mastercard, Inc. — Class A	(265,616)
(1,812)	WEX, Inc.[2]	(157,535)

		(423,151)

	Life Sciences Tools & Services — (0.7)%
(1,940)	Waters Corp.[2]	(195,823)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Machinery — (1.5)%
(13,876)	Blount International, Inc.[2]	$(182,886)
(3,960)	RBC Bearings, Inc.[2]	(217,245)

		(400,131)

	Metals & Mining — (0.5)%
(1,282)	Compass Minerals International, Inc.	(96,919)
(4,112)	Walter Energy, Inc.	(46,013)

		(142,932)

	Oil, Gas & Consumable Fuels — (4.4)%
(8,174)	Cheniere Energy, Inc.[2]	(233,531)
(4,648)	Gulfport Energy Corp.[2]	(247,274)
(4,328)	PDC Energy, Inc.[2]	(238,689)
(1,511)	Pioneer Natural Resources Co.	(233,842)
(6,663)	Williams Cos., Inc.	(227,675)

		(1,181,011)

	Pharmaceuticals — (0.5)%
(10,899)	Nektar Therapeutics[2]	(122,178)

	Professional Services — (1.8)%
(1,992)	CoStar Group, Inc.[2]	(311,847)
(1,405)	IHS, Inc. — Class A2	(154,241)

		(466,088)

	Real Estate Investment Trusts — (5.7)%
(3,500)	American Tower Corp.	(247,765)
(1,582)	AvalonBay Communities, Inc.	(214,108)
(1,178)	Boston Properties, Inc.	(125,987)
(3,164)	Digital Realty Trust, Inc.	(174,937)
(3,272)	Equity Residential Properties Trust	(183,232)
(2,834)	Health Care REIT, Inc.	(182,765)
(3,091)	National Health Investors, Inc.	(193,466)
(1,694)	Rayonier, Inc.	(98,997)
(3,316)	UDR, Inc.	(83,033)

		(1,504,290)

	Semiconductors & Semiconductor Equipment — (0.4)%
(2,040)	Lam Research Corp.[2]	(100,409)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Software — (3.3)%
(4,648)	ACI Worldwide, Inc.[2]	$(220,083)
(9,560)	Rovi Corp.[2]	(215,387)
(5,752)	Salesforce.com, Inc.[2]	(251,650)
(1,438)	Ultimate Software Group, Inc.[2]	(194,561)

		(881,681)

	Specialty Retail — (0.9)%
(1,511)	DSW, Inc. — Class A	(114,518)
(1,672)	Group 1 Automotive, Inc.	(121,705)

		(236,223)

	Textiles, Apparel & Luxury Goods — (0.3)%
(2,380)	Movado Group, Inc.	(86,822)

	Tobacco — (0.8)%
(6,269)	Altria Group, Inc.	(219,791)

	Trading Companies & Distributors — (1.8)%
(4,580)	United Rentals, Inc.[2]	(262,526)
(2,301)	Watsco, Inc.	(214,798)

		(477,324)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(15,112,672))	(16,118,634)

TOTAL SHORT INVESTMENTS (Proceeds $(15,112,672))	(60.8)%	$(16,118,634)

TOTAL INVESTMENTS (Cost $14,546,574)[3]	67.0%	$17,759,280
OTHER ASSETS IN EXCESS OF LIABILITIES	33.0	8,763,541

NET ASSETS	100.0%	$26,522,821

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $14,671,796.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 123.7%

	Aerospace & Defense — 6.4%
27,765	Exelis, Inc.	$410,367
7,040	General Dynamics Corp.[1]	600,793
4,860	L-3 Communications Holdings, Inc.	452,709
8,698	Northrop Grumman Corp.	800,738
8,981	Raytheon Co.	645,195

		2,909,802

	Airlines — 1.2%
40,298	Southwest Airlines Co.[1]	557,321

	Auto Components — 2.1%
5,477	Delphi Automotive PLC	294,224
19,163	Standard Motor Products, Inc.[1]	659,016

		953,240

	Automobiles — 2.2%
44,765	Ford Motor Co.	755,633
6,835	General Motors Co.[2]	245,172

		1,000,805

	Beverages — 1.8%
14,932	Coca-Cola Enterprises, Inc.	560,547
4,963	Constellation Brands, Inc.[2]	258,523

		819,070

	Biotechnology — 3.6%
81,331	Astex Pharmaceuticals[2]	425,361
20,409	Myriad Genetics, Inc.[1,2]	605,535
8,280	United Therapeutics Corp.[1,2]	619,675

		1,650,571

	Capital Markets — 2.2%
28,080	Golub Capital BDC, Inc.[1]	510,494
50,889	Janus Capital Group, Inc.[1]	476,830

		987,324

	Chemicals — 2.0%
9,044	Minerals Technologies, Inc.	416,024
3,012	PPG Industries, Inc.	483,245

		899,269

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Commercial Banks — 6.0%
27,733	Fifth Third Bancorp	$533,306
17,920	Hanmi Financial Corp.[2]	304,640
52,773	KeyCorp	648,580
48,000	Regions Financial Corp.	480,480
11,700	SunTrust Banks, Inc.	407,043
20,425	Western Alliance Bancorp[1,2]	362,135

		2,736,184

	Commercial Services & Supplies — 2.0%
10,526	Avery Dennison Corp.	470,828
4,909	Corrections Corp. of America	162,242
11,306	Tetra Tech, Inc.[2]	266,822

		899,892

	Communications Equipment — 2.3%
20,560	Cisco Systems, Inc.	525,308
33,010	Corning, Inc.	501,422

		1,026,730

	Computers & Peripherals — 1.3%
22,180	Hewlett-Packard Co.	569,582

	Construction & Engineering — 2.7%
16,542	EMCOR Group, Inc.	682,854
11,239	URS Corp.	522,613

		1,205,467

	Consumer Finance — 1.2%
22,680	SLM Corp.	560,423

	Containers & Packaging — 0.9%
7,773	Packaging Corp. of America[1]	418,110

	Diversified Consumer Services — 2.0%
14,806	DeVry, Inc.[1]	445,365
23,266	Service Corp. International[1]	441,356

		886,721

	Diversified Financial Services — 2.1%
9,910	Citigroup, Inc.	516,707
7,960	JPMorgan Chase & Co.	443,611

		960,318

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electric Utilities — 0.4%
6,203	Portland General Electric Co.[1]	$196,635

	Electrical Equipment — 1.2%
11,775	AMETEK, Inc.	544,947

	Electronic Equipment, Instruments & Components — 1.4%
11,306	Avnet, Inc.[2]	425,897
9,613	Jabil Circuit, Inc.[1]	221,003

		646,900

	Energy Equipment & Services — 6.5%
4,136	Baker Hughes, Inc.	196,171
11,649	Halliburton Co.	526,418
21,060	Nabors Industries, Ltd.	324,114
5,777	National Oilwell Varco, Inc.	405,372
6,582	Oceaneering International, Inc.	533,734
27,800	Patterson-UTI Energy, Inc.[1]	549,606
15,548	Superior Energy Services, Inc.[2]	398,340

		2,933,755

	Food & Staples Retailing — 3.2%
7,360	CVS Caremark Corp.	452,566
17,473	Kroger Co. (The)[1]	686,165
12,905	Safeway, Inc.[1]	332,820

		1,471,551

	Food Products — 2.7%
7,706	Sanderson Farms, Inc.[1]	544,352
24,450	Tyson Foods, Inc. — Class A1	675,309

		1,219,661

	Gas Utilities — 1.4%
4,072	Southwest Gas Corp.	202,134
10,276	UGI Corp.[1]	431,489

		633,623

	Health Care Equipment & Supplies — 1.0%
12,400	Hill-Rom Holdings, Inc.[1]	459,668

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 4.8%
10,631	Aetna, Inc.[1]	$682,191
18,180	Amedisys, Inc.[1,2]	227,432
10,549	Omnicare, Inc.[1]	556,882
8,587	WellPoint, Inc.[1]	734,704

		2,201,209

	Health Care Technology — 0.6%
11,839	Omnicell, Inc.[2]	249,803

	Hotels, Restaurants & Leisure — 0.5%
3,583	Wyndham Worldwide Corp.	223,221

	Insurance — 5.7%
25,697	Horace Mann Educators Corp.[1]	728,253
13,954	Lincoln National Corp.[1]	581,463
11,239	Primerica, Inc.[1]	461,249
5,220	Principal Financial Group, Inc.[1]	226,339
18,320	XL Group PLC	574,332

		2,571,636

	Internet Software & Services — 2.7%
14,838	Akamai Technologies, Inc.[2]	700,354
10,150	eBay, Inc.[2]	524,653

		1,225,007

	IT Services — 6.8%
7,466	Accenture PLC — Class A	551,065
7,268	Automatic Data Processing, Inc.[1]	523,950
6,440	Cognizant Technology Solutions Corp. — Class A2	466,192
15,753	Heartland Payment Systems, Inc.[1]	587,744
21,451	SAIC, Inc.	327,986
3,457	Visa, Inc. — Class A	611,924

		3,068,861

	Life Sciences Tools & Services — 2.9%
10,499	Parexel International Corp.[1,2]	519,175
8,634	Thermo Fisher Scientific, Inc.[1]	786,644

		1,305,819

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Machinery — 4.0%
11,239	AGCO Corp.[1]	$632,194
10,520	IDEX Corp.	627,518
12,217	Oshkosh Corp.[2]	547,566

		1,807,278

	Media — 3.5%
10,607	Comcast Corp. — Class A	478,163
7,000	DIRECTV[2]	442,890
26,376	Gannett Co., Inc.[1]	679,446

		1,600,499

	Metals & Mining — 0.8%
10,213	Worthington Industries, Inc.	365,319

	Multi-line Retail — 2.1%
2,383	Dillard’s, Inc. — Class A	201,197
5,939	Dollar Tree, Inc.[2]	318,627
8,887	Macy’s, Inc.[1]	429,598

		949,422

	Multi-Utilities — 1.3%
9,147	Public Service Enterprise Group, Inc.	309,077
8,210	Vectren Corp.[1]	303,934

		613,011

	Office Electronics — 1.0%
44,970	Xerox Corp.	436,209

	Oil, Gas & Consumable Fuels — 4.1%
6,840	Delek US Holdings, Inc.[1]	206,910
21,132	Denbury Resources, Inc.[2]	369,810
2,873	HollyFrontier Corp.	130,865
9,029	Peabody Energy Corp.	149,520
11,164	Tesoro Corp.	634,674
10,449	Valero Energy Corp.	373,761

		1,865,540

	Paper & Forest Products — 1.8%
8,019	International Paper Co.	387,398
16,880	PH Glatfelter Co.	446,814

		834,212

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Personal Products — 0.6%
10,560	Medifast, Inc.[1,2]	$288,710

	Pharmaceuticals — 1.2%
14,440	Endo Health Solutions, Inc.[2]	555,362

	Professional Services — 2.2%
9,107	Equifax, Inc.	575,835
22,682	Kelly Services, Inc.[1]	443,887

		1,019,722

	Real Estate Investment Trusts — 8.0%
17,284	Apartment Investment & Management Co. — Class A	507,804
38,388	Brandywine Realty Trust	535,129
17,126	CBL & Associates Properties, Inc.	389,959
19,131	CommonWealth[1]	441,352
17,660	Corporate Office Properties Trust	449,977
9,440	Government Properties Income Trust[1]	238,549
20,551	Hospitality Properties Trust	585,498
13,069	Liberty Property Trust	499,366

		3,647,634

	Semiconductors & Semiconductor Equipment — 2.4%
23,250	Intel Corp.[1]	541,725
72,009	LSI Corp.[2]	560,230

		1,101,955

	Software — 1.1%
14,738	Oracle Corp.	476,774

	Specialty Retail — 4.7%
1,160	CST Brands, Inc.[1,2]	37,828
11,860	Foot Locker, Inc.	428,502
15,184	Gap, Inc. (The)	696,945
2,860	Home Depot, Inc.	226,026
3,993	PetSmart, Inc.[1]	292,367
8,420	TJX Cos., Inc. (The)	438,177

		2,119,845

	Textiles, Apparel & Luxury Goods — 1.1%
9,849	G-III Apparel Group, Ltd.[1,2]	506,830

	TOTAL COMMON STOCKS (Cost $43,981,725)	56,181,447

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 2.3%
10,500	iShares Russell 3000 ETF[1]	$1,058,190

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,029,394)	1,058,190

Face
Amount

REPURCHASE AGREEMENT* — 0.8%
$365,285	With State Street Bank and Trust Co., dated 7/31/13, 0.01%, principal and interest in the amount of $365,285, due 8/1/13, (collateralized by a FNMA security with a par value of $354,525, coupon rate of 4.000%, due 9/25/39, market value of $373,114)	365,285

	TOTAL REPURCHASE AGREEMENT (Cost $365,285)	365,285

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.2%
1,896,233	State Street Navigator Securities Lending Portfolio	1,896,233

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,896,233)	1,896,233

TOTAL LONG INVESTMENTS (Cost $47,272,637)	131.0%	$59,501,155

COMMON STOCKS SOLD SHORT* — (26.8)%

	Aerospace & Defense — (0.3)%
(1,041)	TransDigm Group, Inc.	(150,518)

	Auto Components — (0.4)%
(4,183)	Drew Industries, Inc.	(170,792)

	Beverages — (0.4)%
(2,580)	Brown-Forman Corp. — Class B	(187,076)

	Building Products — (1.0)%
(5,220)	Simpson Manufacturing Co., Inc.	(172,364)
(3,031)	Trex Co., Inc.[2]	(143,488)
(5,540)	USG Corp.[2]	(139,220)

		(455,072)

	Commercial Banks — (1.8)%
(3,489)	CIT Group, Inc.[2]	(174,834)
(1,860)	Cullen/Frost Bankers, Inc.	(133,994)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Commercial Banks — (Continued)

(11,080)	First Financial Bancorp	$(178,499)
(3,109)	IBERIABANK Corp.	(182,809)
(10,465)	TCF Financial Corp.	(159,487)

		(829,623)

	Commercial Services & Supplies — (1.3)%
(2,652)	Clean Harbors, Inc.[2]	(149,679)
(2,480)	G&K Services, Inc. — Class A	(130,968)
(2,660)	Mine Safety Appliances Co.	(141,326)
(4,600)	Team, Inc.[2]	(180,274)

		(602,247)

	Communications Equipment — (0.7)%
(2,478)	Loral Space & Communications, Inc.	(154,850)
(2,460)	Viasat, Inc.[2]	(164,304)

		(319,154)

	Computers & Peripherals — (0.8)%
(5,140)	NCR Corp.[2]	(185,040)
(1,880)	Stratasys, Ltd.[2]	(166,662)

		(351,702)

	Construction Materials — (0.6)%
(1,452)	Martin Marietta Materials, Inc.	(144,619)
(2,810)	Vulcan Materials Co.	(132,576)

		(277,195)

	Distributors — (0.4)%
(2,680)	Core-Mark Holding Co., Inc.	(167,902)

	Diversified Consumer Services — (0.6)%
(4,231)	Sotheby’s	(190,395)
(5,825)	Universal Technical Institute, Inc.	(68,152)

		(258,547)

	Electrical Equipment — (0.4)%
(2,060)	Acuity Brands, Inc.	(178,190)

	Food & Staples Retailing — (0.3)%
(2,431)	United Natural Foods, Inc.[2]	(142,457)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Food Products — (0.7)%
(4,262)	Hillshire Brands Co.	$(150,065)
(2,068)	McCormick & Co., Inc.	(148,089)

		(298,154)

	Gas Utilities — (0.3)%
(2,415)	South Jersey Industries, Inc.	(147,556)

	Health Care Equipment & Supplies — (1.0)%
(7,703)	DexCom, Inc.[2]	(167,771)
(3,460)	Integra LifeSciences Holdings Corp.[2]	(136,289)
(10,812)	NxStage Medical, Inc.[2]	(140,124)

		(444,184)

	Health Care Technology — (0.3)%
(2,540)	Computer Programs & Systems, Inc.	(141,580)

	Hotels, Restaurants & Leisure — (0.7)%
(6,380)	Pinnacle Entertainment, Inc.[2]	(135,575)
(2,389)	Vail Resorts, Inc.	(160,015)

		(295,590)

	Household Durables — (0.7)%
(168)	NVR, Inc.[2]	(155,501)
(4,640)	Toll Brothers, Inc.[2]	(152,517)

		(308,018)

	Household Products — (0.4)%
(2,810)	Colgate-Palmolive Co.	(168,235)

	Insurance — (0.7)%
(3,426)	Loews Corp.	(156,054)
(2,140)	RLI Corp.	(176,636)

		(332,690)

	Internet & Catalog Retail — (0.4)%
(584)	Amazon.Com, Inc.[2]	(175,912)

	Internet Software & Services — (0.7)%
(4,600)	DealerTrack Holdings, Inc.[2]	(172,040)
(710)	Equinix, Inc.[2]	(127,338)

		(299,378)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	IT Services — (0.4)%
(2,036)	WEX, Inc.[2]	$(177,010)

	Machinery — (1.4)%
(1,540)	Caterpillar, Inc.	(127,681)
(5,100)	Esco Technologies, Inc.	(176,613)
(3,062)	RBC Bearings, Inc.[2]	(167,981)
(2,180)	Stanley Black & Decker, Inc.	(184,472)

		(656,747)

	Media — (0.8)%
(600)	Morningstar, Inc.	(45,732)
(7,640)	Starz — Class A2	(172,435)
(2,257)	Viacom, Inc. — Class B	(164,242)

		(382,409)

	Metals & Mining — (0.4)%
(1,958)	Compass Minerals International, Inc.	(148,025)
(4,988)	Walter Energy, Inc.	(55,815)

		(203,840)

	Multi-line Retail — (0.6)%
(2,540)	Family Dollar Stores, Inc.	(174,650)
(8,271)	J.C. Penney Co., Inc. (Holding Co.)[2]	(120,757)

		(295,407)

	Multi-Utilities — (0.4)%
(2,747)	Dominion Resources, Inc.	(162,925)

	Paper & Forest Products — (0.3)%
(3,760)	MeadWestvaco Corp.	(138,932)

	Professional Services — (0.8)%
(2,904)	Advisory Board Co. (The)[2]	(170,436)
(1,563)	IHS, Inc. — Class A2	(171,586)

		(342,022)

	Real Estate Investment Trusts — (2.9)%
(3,220)	American Campus Communities, Inc.	(123,680)
(1,910)	American Tower Corp.	(135,209)
(1,168)	AvalonBay Communities, Inc.	(158,077)
(1,452)	Boston Properties, Inc.	(155,291)
(2,005)	Digital Realty Trust, Inc.	(110,857)
(2,368)	Equity Residential Properties Trust	(132,608)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Real Estate Investment Trusts — (Continued)

(1,700)	Federal Realty Investment Trust	$(179,061)
(2,700)	Rayonier, Inc.	(157,788)
(5,951)	UDR, Inc.	(149,013)

		(1,301,584)

	Road & Rail — (0.3)%
(1,720)	Genesee & Wyoming, Inc. — Class A2	(154,215)

	Software — (1.0)%
(4,562)	Rovi Corp.[2]	(102,782)
(3,788)	Salesforce.com, Inc.[2]	(165,725)
(1,400)	Ultimate Software Group, Inc.[2]	(189,420)

		(457,927)

	Specialty Retail — (1.4)%
(6,440)	Cato Corp. (The) — Class A	(181,286)
(2,220)	DSW, Inc. — Class A	(168,254)
(2,446)	Group 1 Automotive, Inc.	(178,044)
(1,080)	Tractor Supply Co.	(130,821)

		(658,405)

	Textiles, Apparel & Luxury Goods — (0.8)%
(5,240)	Movado Group, Inc.	(191,155)
(875)	Ralph Lauren Corp.	(159,303)

		(350,458)

	Trading Companies & Distributors — (0.4)%
(3,062)	United Rentals, Inc.[2]	(175,514)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(12,006,814))	(12,159,167)

TOTAL SHORT INVESTMENTS (Proceeds $(12,006,814))	(26.8)%	$(12,159,167)

TOTAL INVESTMENTS (Cost $35,265,823)[3]	104.2%	$47,341,988
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.2)	(1,912,420)

NET ASSETS	100.0%	$45,429,568

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $35,412,918.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 2.2%
25,500	SPDR S&P 500 ETF Trust	$4,300,830
60,000	Vanguard S&P 500 ETF	4,633,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,865,843)	8,934,630

PURCHASED OPTIONS — 62.9%

	CALLS — 42.9%
250,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $1000, Expires 08/17/2013	170,600,000

	PUTS — 20.0%
250,000	S&P 500 Index with Barclays Capital PLC, Exercise Price $2000, Expires 08/17/2013	79,337,500

	TOTAL PURCHASED OPTIONS (Cost $249,945,188)	249,937,500

Face
Amount

REPURCHASE AGREEMENT* — 8.4%
$33,469,406	With State Street Bank and Trust Co., dated 7/31/13, 0.01%, principal and interest in the amount of $33,469,415, due 8/1/13, (collateralized by a FHLMC security with a par value of $32,390,673, coupon rate of 4.000%, due 8/15/39, market value of $34,139,899)	33,469,406

	TOTAL REPURCHASE AGREEMENT (Cost $33,469,406)	33,469,406

TOTAL INVESTMENTS (Cost $290,280,437)[1]	73.5%	$292,341,536
OTHER ASSETS IN EXCESS OF LIABILITIES	26.5	105,179,926

NET ASSETS[2]	100.0%	$397,521,462

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $289,865,291.
[2]	Cash in the amount of $108,060,000 is held as collateral to secure the open written put options contracts.
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
S&P 500 Index
expires August 2013 exercise price $2,000 Barclays Capital PLC	2,500	$(18,750)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(9,906))		$(18,750)

PUTS:
S&P 500 Index
expires August 2013 exercise price $1,650 Barclays Capital PLC	516	(374,100)
S&P 500 Index
expires August 2013 exercise price $1,675 Barclays Capital PLC	1,461	(2,001,570)
S&P 500 Index
expires August 2013 exercise price $1,675 Barclays Capital PLC	324	(105,300)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(3,037,286))		$(2,480,970)

TOTAL WRITTEN OPTIONS (Premiums Received $(3,047,192))		$(2,499,720)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS — 6.0%
87,900	iShares MSCI EAFE Index Fund	$5,306,523
16,000	Vanguard MSCI EAFE ETF	599,200

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,429,259)	5,905,723

Face
Amount

REPURCHASE AGREEMENT* — 3.3%
$3,273,398	With State Street Bank and Trust Co., dated 7/31/13, 0.01%, principal and interest in the amount of $3,273,399, due 8/1/13, (collateralized by a FNMA security with a par value of $3,173,845, coupon rate of 4.000%, due 9/25/39, market value of $3,340,262)	3,273,398

	TOTAL REPURCHASE AGREEMENT (Cost $3,273,398)	3,273,398

TOTAL INVESTMENTS (Cost $8,702,657)[1]	9.3%	$9,179,121
OTHER ASSETS IN EXCESS OF LIABILITIES	90.7	89,050,313

NET ASSETS[2]	100.0%	$98,229,434

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $8,702,657.
[2]	Cash in the amount of $90,263,460 is pledged as collateral to secure the open written put options contracts.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

Name of Issuer,
Title of Issuer and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
PUTS:
iShares MSCI EAFE Index Fund
expires August 2013 exercise price $58 Barclays Capital PLC	278	$(4,865)
iShares MSCI EAFE Index Fund
expires August 2013 exercise price $60 Barclays Capital PLC	8,032	(469,872)
iShares MSCI EAFE Index Fund
expires August 2013 exercise price $61 Barclays Capital PLC	5,928	(634,296)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(1,064,676))		$(1,109,033)

TOTAL WRITTEN OPTIONS (Premiums Received $(1,064,676))		$(1,109,033)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.1%

	United Kingdom — 24.7%
180,700	Aviva PLC	$1,021,216
447,608	Barclays PLC	1,960,380
89,011	BG Group PLC	1,606,616
80,588	BHP Billiton PLC	2,303,551
359,690	BP Amoco PLC	2,487,200
132,446	Britvic PLC	1,096,070
161,832	Centrica PLC	962,591
329,715	HSBC Holdings PLC	3,750,808
168,938	Premier Oil PLC	926,988
77,202	Prudential PLC	1,370,567
40,511	Rio Tinto PLC	1,821,089
60,497	Royal Dutch Shell PLC	2,134,661
83,027	Smith & Nephew PLC	990,862
232,578	Wm Morrison Supermarkets PLC	1,022,863

		23,455,462

	Japan — 17.2%
78,100	Citizen Holdings Co, Ltd.	447,494
25,500	Dena Co, Ltd.[1]	484,685
265,000	Hitachi, Ltd.	1,780,921
28,600	Honda Motor Co., Ltd.	1,060,341
13,400	Japan Airlines Co., Ltd.	711,674
16,100	Japan Tobacco, Inc.	563,196
55,100	JSR Corp.	997,214
16,900	KDDI Corp.	933,806
69,800	Kuraray Co., Ltd.	954,573
34,200	Mitsubishi Corp.	624,898
212,200	Mitsubishi UFJ Financial Group, Inc.	1,302,545
199,200	Nissan Motor Co., Ltd.	2,089,454
36,600	NKSJ Holdings, Inc.	920,701
138,000	Sekisui Chemical Co, Ltd.	1,386,906
26,900	Sumisho Computer Systems Corp.	549,209
21,400	Sumitomo Mitsui Financial Group, Inc.	980,278
19,800	Tsumura & Co.	565,021

		16,352,916

	Germany — 11.9%
16,963	Allianz AG	2,644,820
18,519	BASF SE	1,642,286
9,593	Bayer AG	1,114,765
25,382	Deutsche Lufthansa AG2	508,192
10,977	GEA Group AG	452,920
9,046	Hannover Rueckversicherung AG	672,720
28,288	Metro AG1	975,258

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

12,216	Osram Licht AG2	$476,170
9,015	Siemens AG Reg.	987,152
7,884	Volkswagen AG	1,795,103

		11,269,386

	Switzerland — 9.5%
90,226	Credit Suisse Group AG	2,650,867
11,952	Lonza Group AG	919,533
26,982	Novartis AG	1,941,759
10,113	Roche Holding AG	2,491,506
3,858	Zurich Financial Services AG	1,038,444

		9,042,109

	France — 8.5%
22,370	AXA SA	493,271
36,219	BNP Paribas	2,343,426
3,442	Casino Guichard Perrachon	353,962
10,011	Cie Generale des Etablissements Michelin	1,005,253
27,124	Compagnie de Saint-Gobain[1]	1,257,542
56,211	Societe Generale	2,259,486
16,246	Vivendi	347,102

		8,060,042

	South Korea — 4.8%
20,612	Kia Motors Corp.	1,168,733
5,871	LG Corp.	341,257
1,572	Lotte Shopping Co, Ltd.	491,851
4,747	POSCO, ADR	340,265
1,070	Samsung Electronics Co., Ltd	1,219,129
27,060	Samsung Heavy Industries Co, Ltd.	962,278

		4,523,513

	Netherlands — 4.7%
29,416	Delta Lloyd N.V.	636,703
173,722	ING Groep N.V., ADR[2]	1,774,933
42,933	Koninklijke Ahold N.V.	707,380
67,908	Reed Elsevier N.V.	1,300,916

		4,419,932

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Australia — 3.0%
247,844	Downer EDI, Ltd.	$839,860
35,976	National Australia Bank, Ltd.	1,009,885
209,521	Toll Holdings, Ltd.	1,003,788

		2,853,533

	Hong Kong — 2.9%
532,000	SJM Holdings, Ltd.	1,338,986
59,750	Standard Chartered PLC[1]	1,366,709

		2,705,695

	Singapore — 2.4%
97,000	DBS Group Holdings, Ltd.	1,274,659
260,000	SembCorp Industries, Ltd.	1,039,304

		2,313,963

	Brazil — 1.3%
40,730	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	419,519
61,942	Petroleo Brasileiro SA, Sponsored ADR	844,889

		1,264,408

	Sweden — 1.2%
93,495	Meda AB	1,092,280

	Israel — 0.9%
21,890	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	869,033

	Thailand — 0.8%
112,700	Bangkok Bank PCL, ADR	738,131

	Finland — 0.7%
62,949	UPM-Kymmene OYJ[1]	702,195

	Malaysia — 0.7%
231,200	Tenaga Nasional BHD	633,591

	Norway — 0.6%
26,562	Telenor ASA	588,233

	China — 0.6%
320,500	CNOOC, Ltd.	577,723

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Canada — 0.6%
68,800	Lightstream Resources, Ltd.	$561,332

	South Africa — 0.4%
21,661	MTN Group, Ltd.	406,741

	Indonesia — 0.4%
497,500	Bank Rakyat Indonesia Persero Tbk PT	399,355

	Austria — 0.3%
8,092	Voestalpine AG	310,199

	TOTAL COMMON STOCKS (Cost $76,487,048)	93,139,772

Face
Amount

REPURCHASE AGREEMENT* — 3.9%
$3,632,481	With State Street Bank and Trust Co., dated 7/31/13, 0.01%, principal and interest in the amount of $3,632,482, due 8/1/13, (collateralized by a FNMA security with a par value of $3,520,867, coupon rate of 4.000%, due 9/25/39, market value of $3,705,480)	3,632,481

	TOTAL REPURCHASE AGREEMENT (Cost $3,632,481)	3,632,481

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.7%
3,533,871	State Street Navigator Securities Lending Prime Portfolio	3,533,871

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $3,533,871)	3,533,871

TOTAL INVESTMENTS (Cost $83,653,400)[3]	105.7%	$100,306,124
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.7)	(5,381,825)

NET ASSETS	100.0%	$94,924,299

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $85,686,916.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.9%

	United Kingdom — 22.4%
45,086	Aviva PLC	$254,801
116,495	Barclays PLC	510,211
20,155	BG Group PLC	363,790
16,015	BHP Billiton PLC	457,778
55,560	BP Amoco PLC	384,189
35,599	Britvic PLC	294,603
46,838	Centrica PLC	278,597
60,707	HSBC Holdings PLC	690,597
39,041	Premier Oil PLC	214,224
25,868	Prudential PLC	459,234
9,622	Rio Tinto PLC	432,537
14,364	Royal Dutch Shell PLC	506,840
21,385	Smith & Nephew PLC	255,213
58,284	Wm Morrison Supermarkets PLC	256,329

		5,358,943

	Japan — 18.1%
22,800	Citizen Holdings Co, Ltd.	130,638
6,900	Dena Co, Ltd.[1]	131,150
67,000	Hitachi, Ltd.	450,271
8,300	Honda Motor Co., Ltd.	307,721
3,500	Japan Airlines Co., Ltd.	185,885
5,400	Japan Tobacco, Inc.	188,898
13,100	JSR Corp.	237,087
4,600	KDDI Corp.	254,172
17,600	Kuraray Co., Ltd.	240,694
10,900	Mitsubishi Corp.	199,164
53,200	Mitsubishi UFJ Financial Group, Inc.	326,557
54,500	Nissan Motor Co., Ltd.	571,663
9,400	NKSJ Holdings, Inc.	236,464
35,000	Sekisui Chemical Co, Ltd.	351,752
6,400	Sumisho Computer Systems Corp.	130,667
4,900	Sumitomo Mitsui Financial Group, Inc.	224,456
5,300	Tsumura & Co.	151,243

		4,318,482

	Germany — 12.1%
3,286	Allianz AG	512,343
4,325	BASF SE	383,546
2,764	Bayer AG	321,194
5,630	Deutsche Lufthansa AG2	112,723
3,033	GEA Group AG	125,144
2,604	Hannover Rueckversicherung AG	193,650
7,298	Metro AG1	251,606

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

3,459	Osram Licht AG2	$134,829
3,974	Siemens AG Reg.	435,157
1,830	Volkswagen AG	416,672

		2,886,864

	France — 9.4%
6,826	AXA SA	150,517
9,891	BNP Paribas	639,963
1,670	Casino Guichard Perrachon	171,736
2,587	Cie Generale des Etablissements Michelin	259,773
7,557	Compagnie de Saint-Gobain[1]	350,363
13,844	Societe Generale	556,481
5,095	Vivendi	108,857

		2,237,690

	Switzerland — 8.8%
17,415	Credit Suisse Group AG	511,658
3,637	Lonza Group AG	279,815
7,090	Novartis AG	510,232
2,294	Roche Holding AG	565,165
875	Zurich Financial Services AG	235,520

		2,102,390

	Netherlands — 5.7%
9,267	Delta Lloyd N.V.	200,582
47,824	ING Groep N.V., ADR[2]	488,622
16,083	Koninklijke Ahold N.V.	264,990
21,627	Reed Elsevier N.V.	414,309

		1,368,503

	South Korea — 5.1%
5,554	Kia Motors Corp.	314,921
1,855	LG Corp.	107,823
456	Lotte Shopping Co, Ltd.	142,675
1,559	POSCO, ADR	111,749
241	Samsung Electronics Co., Ltd	274,589
7,640	Samsung Heavy Industries Co, Ltd.	271,685

		1,223,442

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hong Kong — 3.1%
120,000	SJM Holdings, Ltd.	$302,027
19,550	Standard Chartered PLC[1]	447,183

		749,210

	Australia — 3.0%
60,703	Downer EDI, Ltd.	205,702
10,244	National Australia Bank, Ltd.	287,560
47,530	Toll Holdings, Ltd.	227,710

		720,972

	Singapore — 2.5%
27,000	DBS Group Holdings, Ltd.	354,802
59,990	SembCorp Industries, Ltd.	239,799

		594,601

	Brazil — 1.5%
9,230	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	95,069
19,298	Petroleo Brasileiro SA, Sponsored ADR	263,225

		358,294

	Sweden — 1.2%
24,008	Meda AB	280,480

	Finland — 0.9%
20,091	UPM-Kymmene OYJ[1]	224,115

	Israel — 0.9%
5,416	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	215,015

	China — 0.7%
87,000	CNOOC, Ltd.	156,823

	Norway — 0.6%
6,996	Telenor ASA	154,931

	Malaysia — 0.6%
54,300	Tenaga Nasional BHD	148,806

	Canada — 0.6%
16,400	Lightstream Resources, Ltd.[1]	133,806

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Thailand — 0.5%
19,400	Bangkok Bank PCL, ADR	$127,061

	South Africa — 0.4%
5,378	MTN Group, Ltd.	100,986

	Indonesia — 0.4%
125,000	Bank Rakyat Indonesia Persero Tbk PT	100,340

	Austria — 0.4%
2,461	Voestalpine AG	94,340

	TOTAL COMMON STOCKS (Cost $19,182,674)	23,656,094

Face
Amount

REPURCHASE AGREEMENT* — 3.2%
$764,466	With State Street Bank and Trust Co., dated 7/31/13, 0.01%, principal and interest in the amount of $764,466, due 8/1/13, (collateralized by a FNMA security with a par value of $740,939, coupon rate of 4.000%, due 9/25/39, market value of $779,789)	764,466

	TOTAL REPURCHASE AGREEMENT (Cost $764,466)	764,466

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.5%
1,066,272	State Street Navigator Securities Lending Prime Portfolio	1,066,272

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,066,272)	1,066,272

TOTAL INVESTMENTS (Cost $21,013,412)[3]	106.6%	$25,486,832
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.6)	(1,580,104)

NET ASSETS	100.0%	$23,906,728

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $21,538,951.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%

	Japan — 27.9%
1	Accordia Golf Co, Ltd.	$1,092
1,100	Aoyama Trading Co, Ltd.	27,514
11,000	ASKA Pharmaceutical Co, Ltd.	74,712
2,850	Belluna Co, Ltd.	28,846
300	Century Tokyo Leasing Corp.	8,261
4,900	Coca-Cola Central Japan Co, Ltd.	65,510
12,000	Dainichiseika Color & Chemicals Manufacturing Co, Ltd.	50,863
5,000	Daishi Bank, Ltd. (The)	16,954
5,300	DCM Holdings Co, Ltd.	38,000
300	Dunlop Sports Co, Ltd.	3,505
9,900	EDION Corp.	56,623
4,300	Foster Electric Co, Ltd.	74,089
1,300	Funai Electric Co., Ltd.	12,826
14,000	Fuso Pharmaceutical Industries, Ltd.	43,897
3	Geo Corp.	2,764
12,000	Gunze, Ltd.	29,782
5,500	Hakuto Co, Ltd.	50,557
2	Hankyu Reit, Inc. REIT	9,887
10,000	Hanwa Co, Ltd.	41,262
101	Heiwa Real Estate, Inc. REIT	69,527
35,000	Higashi-Nippon Bank, Ltd. (The)	74,711
112	Ichigo Real Estate Investment Corp. REIT	68,634
10,200	Inabata & Co, Ltd.	83,654
1,500	Itochu Enex Co, Ltd.	7,584
1,400	Itochu-Shokuhin Co, Ltd.	46,829
20,000	J-Oil Mills, Inc.	60,668
58	Japan Rental Housing Investments, Inc. REIT	39,571
6,000	Japan Vilene Co, Ltd.	28,679
2,100	Kaga Electronics Co, Ltd.	16,794
19	Kenedix Realty Investment Corp. REIT	75,682
2,800	Kissei Pharmaceutical Co, Ltd.	54,450
3,200	Kohnan Shoji Co, Ltd.	36,442
43,000	Kurabo Industries, Ltd.	69,829
4,100	Kuroda Electric Co, Ltd.	57,202
2,000	Kyokuto Securities Co, Ltd.	34,256
200	Mars Engineering Corp.	3,740
19,000	Maruzen Showa Unyu Co, Ltd.	65,203
34,000	Mie Bank, Ltd. (The)	70,146
6,600	Mimasu Semiconductor Industry Co, Ltd.	57,365
7,800	Mirait Holdings Corp.	72,336
11,000	Mitsui Home Co, Ltd.	52,804
500	Nagase & Co, Ltd.	6,506
8,100	Namura Shipbuilding Co, Ltd.	65,770
1,100	NEC Capital Solutions, Ltd.	29,345

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

26,000	Nihon Yamamura Glass Co, Ltd.	$44,081
7,000	Nippon Flour Mills Co, Ltd.	36,462
54,100	Nippon Light Metal Holdings Co, Ltd.	72,384
4,900	Nippon Paper Industries Co, Ltd.	71,466
17,000	Nippon Steel Trading Co, Ltd.	48,963
2,700	Nipro Corp.	25,977
9,000	Nisshin Oillio Group, Ltd. (The)	32,172
4,300	Nisshin Steel Holdings Co, Ltd.	37,594
15,000	Nissin Corp.	43,203
2,000	NTN Corp.[1]	6,577
20,000	Oita Bank, Ltd. (The)	59,647
1,100	Okinawa Electric Power Co., Inc. (The)	41,737
7,500	Onoken Co, Ltd.	70,856
7,500	Otsuka Kagu, Ltd.	74,226
4,900	Paltac Corp.	67,262
17	Premier Investment Corp.	65,719
2,000	Riken Corp.	8,457
1,900	Riso Kagaku Corp.	41,858
2,100	Ryosan Co, Ltd.	35,454
2,800	Ryoyo Electro Corp.	22,592
8,000	S Foods, Inc.	72,230
24,000	Sakai Chemical Industry Co, Ltd.	75,988
5,000	San-Ai Oil Co, Ltd.	19,201
13,000	Sanki Engineering Co, Ltd.	73,425
5,200	Sanshin Electronics Co, Ltd.	31,813
10,000	Sanyo Shokai, Ltd.	24,614
8,000	Seiko Epson Corp.	100,337
4,400	Senshukai Co, Ltd.	37,389
5,300	Shinko Shoji Co, Ltd.	42,872
1,900	Showa Corp.	25,615
5,000	Sinanen Co, Ltd.	18,435
25,000	Sumikin Bussan Corp.	75,580
20,000	Takiron Co, Ltd.	85,997
6,000	Tochigi Bank, Ltd. (The)	22,674
8,000	Tokyo Energy & Systems, Inc.	39,547
8,200	Toppan Forms Co, Ltd.	70,853
900	Torii Pharmaceutical Co, Ltd.	22,962
6,000	Toyo Securities Co, Ltd.	19,610
12,100	TSI Holdings Co, Ltd.	87,126
12,000	Uchida Yoko Co, Ltd.	30,886
2,800	UKC Holdings Corp.	46,328
11,500	UNY Co, Ltd.	73,997
2,400	Vital KSK Holdings, Inc.	17,330

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

2,600	Yachiyo Bank, Ltd. (The)	$74,248
9,000	Yodogawa Steel Works, Ltd.	37,596
3,500	Yokohama Reito Co, Ltd.	27,418

		4,045,429

	United Kingdom — 21.5%
39,575	African Barrick Gold PLC	67,970
7,530	Amlin PLC	46,061
463	Anglo Pacific Group PLC	1,314
21,987	Avocet Mining PLC[1]	3,470
4,936	Balfour Beatty PLC	18,539
4,373	Barratt Developments PLC[1]	21,687
4,330	BBA Aviation PLC	19,761
378	Beazley PLC	1,268
1,655	Bellway PLC	34,744
3,738	Berendsen PLC	46,458
917	Britvic PLC	7,589
5,046	Bumi PLC[1]	16,888
22,985	Carillion PLC	104,233
11,253	Catlin Group, Ltd.	86,620
19,604	Chesnara PLC	77,017
19,616	Chime Communications PLC	84,450
9,952	Computacenter PLC	73,578
12,479	CSR PLC	108,017
12,343	Dairy Crest Group PLC	95,762
2,413	Debenhams PLC	3,979
4,875	Drax Group PLC	47,574
6,325	DS Smith PLC	24,959
8,128	Electrocomponents PLC	30,430
40,188	Essar Energy PLC[1]	81,678
56,684	FirstGroup PLC	86,187
3,129	Galliford Try PLC	47,171
2,204	Greencore Group PLC	4,929
3,727	Greene King PLC	49,610
10,142	Halfords Group PLC	56,885
1,885	Hargreaves Services PLC	22,883
1,714	Helical Bar PLC	7,796
35,566	Henderson Group PLC	88,786
24,630	Heritage Oil PLC[1]	62,010
40,134	Home Retail Group PLC	91,825
12,293	Inchcape PLC	106,688
14,784	Intermediate Capital Group PLC	109,370
5,565	Interserve PLC	43,133
6,484	JKX Oil & Gas PLC[1]	6,263

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

3,040	John Wood Group PLC	$41,691
1,901	Kazakhmys PLC	7,528
5,426	Kcom Group PLC	6,868
4,245	Keller Group PLC	71,616
15,787	Laird PLC	46,351
29,369	Lookers PLC	54,507
55,656	Man Group PLC	67,987
8,884	Marston’s PLC	21,002
26,609	Mecom Group PLC	16,090
562	Millennium & Copthorne Hotels PLC	4,719
8,400	Mondi PLC	125,101
3,289	Morgan Sindall Group PLC	33,523
10,593	N Brown Group PLC	83,474
24,608	National Express Group PLC	95,160
20,678	Pace PLC	98,112
4,723	Persimmon PLC	88,805
41,846	Petropavlovsk PLC	56,337
8,831	Phoenix Group Holdings	98,405
786	Playtech, Ltd.	8,328
135,470	Redefine International PLC	85,525
1,948	St Ives PLC	4,852
370	Stobart Group, Ltd.	547
723	Synergy Health PLC	12,230
51,495	Taylor Wimpey PLC	83,429
8,418	Thomas Cook Group PLC[1]	19,670
753	William Hill PLC	5,573

		3,125,012

	Australia — 7.0%
146,128	APN News & Media, Ltd.	38,747
101,088	Arrium, Ltd.	90,409
429,689	Aspen Group REIT	69,521
45,324	Ausdrill, Ltd.	43,999
3,236	Bank of Queensland, Ltd.	27,691
63,666	Beach Energy, Ltd.	76,683
10,459	BlueScope Steel, Ltd.[1]	50,484
374	Boart Longyear, Ltd.	173
7,438	Challenger Diversified Property Group REIT	16,714
6,083	Commonwealth Property Office Fund	6,315
48,589	CSG, Ltd.	42,801
1,247	David Jones, Ltd.	3,026
212,902	Emeco Holdings, Ltd.	47,842
841	Envestra, Ltd.	839
247,996	Grange Resources, Ltd.	41,239

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Australia — (Continued)

36	GUD Holdings, Ltd.	$207
12,977	Investa Office Fund	34,410
567,709	Macmahon Holdings, Ltd.	73,991
1,456	Matrix Composites & Engineering, Ltd.[1]	1,204
1,417	Miclyn Express Offshore, Ltd.	2,471
76,865	Mount Gibson Iron, Ltd.	38,690
20,254	Myer Holdings, Ltd.	48,790
37,251	NRW Holdings, Ltd.	32,646
86,203	Pacific Brands, Ltd.	63,924
17,937	Primary Health Care, Ltd.	81,903
3,347	Programmed Maintenance Services, Ltd.	7,401
7,922	Seven West Media, Ltd.	15,238
2,285	Sigma Pharmaceuticals, Ltd.	1,356
9,948	Spark Infrastructure Group[2]	15,961
15,394	Tassal Group, Ltd.	34,869
2,743	Transfield Services, Ltd.	2,194

		1,011,738

	Germany — 5.6%
1,204	Aurubis AG	67,666
7,056	Balda AG	35,858
245	Bilfinger Berger SE	23,262
2,809	Deutsche Beteiligungs AG	67,826
3,951	Freenet AG	94,585
2,988	GAGFAH SA1	34,551
67	Gerresheimer AG	3,910
2,242	Grammer AG	74,939
1,818	Homag Group AG	33,933
549	Indus Holding AG	18,354
4,014	IVG Immobilien AG1	897
5,739	Jenoptik AG	71,966
73	Kloeckner & Co. SE1	913
576	Leoni AG	28,728
241	MLP AG	1,473
292	Prime Office REIT-AG REIT[1]	1,301
1,852	Rheinmetall AG	86,246
381	Rhoen Klinikum AG	9,215
3,055	Sixt AG	75,655
1,428	Stada Arzneimittel AG	66,994
312	TUI AG1	3,943
84	Wacker Chemie AG	8,218
125	Wincor Nixdorf AG	7,958

		818,391

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	France — 5.0%
5,774	Acanthe Developpement SA REIT	$3,610
1,732	Altamir	20,968
255	ANF Immobilier REIT	7,582
144	APERAM	1,777
248	Bourbon SA	6,734
3,206	Cegid Group	67,900
3,209	Cie des Alpes	69,159
1,259	Ciments Francais SA	76,242
1,090	Credit Agricole Nord de France	20,301
16,011	Derichebourg SA1	55,274
1,884	Eiffage SA	101,020
49	Esso SA Francaise	2,980
1,510	Groupe Steria SCA	21,294
274	Maisons France Confort	9,011
23	Nexans SA	1,226
607	Nexity SA	24,008
551	Orpea	26,022
1,121	Rallye SA	41,347
261	Seche Environnement SA	8,941
212	Societe de la Tour Eiffel REIT	13,831
1,046	Societe Television Francaise 1	15,481
1,632	Valeo SA	129,443

		724,151

	Switzerland — 4.3%
44	Acino Holding AG1	3,495
3,359	Ascom Holding AG	43,555
2,163	BKW SA	71,286
98	Galenica AG	75,185
39	Georg Fischer AG	20,428
217	Helvetia Holding AG	96,958
1,094	Implenia AG	59,697
2,007	Kudelski SA	26,675
317	PSP Swiss Property AG	27,934
525	Siegfried Holding AG	77,435
40	St Galler Kantonalbank AG	14,998
396	Valora Holding AG	80,103
662	Vontobel Holding AG	23,427

		621,176

	Sweden — 3.9%
6,055	B&B Tools AB	78,031
2,632	Bilia AB	46,941
3,481	Billerud AB	32,684

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Sweden — (Continued)

1,185	Fabege AB	$13,353
2,546	JM AB	67,770
17,104	Klovern AB	71,899
3,205	NCC AB	84,081
8,039	New Wave Group AB	44,646
13,143	Peab AB	72,085
224	Saab AB	4,059
7,159	SSAB AB	40,089
2,283	TradeDoubler AB1	7,776

		563,414

	Hong Kong — 3.1%
1,130,000	CSI Properties, Ltd.	45,896
120,500	Dickson Concepts International, Ltd.	67,120
216,000	Emperor International Holdings	60,715
197,000	Hong Kong Television Network, Ltd.	62,486
607,000	Pacific Andes International Holdings, Ltd.	24,654
36,000	Regal Hotels International Holdings, Ltd.	17,964
23,000	Regal Real Estate Investment Trust REIT	6,851
84,000	Samson Holding, Ltd.	13,539
52,000	SOCAM Development, Ltd.	59,673
278,000	Victory City International Holdings, Ltd.	43,372
233,600	VST Holdings, Ltd.	39,156
44,000	Win Hanverky Holdings, Ltd.	4,482

		445,908

	Italy — 3.0%
4,631	ASTM SPA[1]	52,737
10,852	Banca Carige SPA[1]	6,078
26,694	Banca Popolare di Milano Scarl[1]	13,125
216	Delclima[1]	210
7,575	ERG SPA	73,565
1,645	GTECH SPA	45,607
65,758	Immobiliare Grande Distribuzione REIT	69,241
9,625	Indesit Co. SPA	71,194
21,949	Italcementi SPA	81,760
6,398	Mediaset SPA[1]	27,969

		441,486

	Singapore — 2.5%
88,000	Amtek Engineering, Ltd.	32,545
67,000	Cambridge Industrial Trust REIT	35,323
52,000	China XLX Fertiliser, Ltd.	14,526

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Singapore — (Continued)

125,000	Chip Eng Seng Corp, Ltd.	$67,868
2,000	Ho Bee Investment, Ltd.	3,446
239,000	K1 Ventures, Ltd.	32,535
2,000	Metro Holdings, Ltd.	1,409
80,000	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	73,337
18,000	Suntec Real Estate Investment Trust REIT	22,520
12,000	Swiber Holdings, Ltd.	6,987
5,000	Venture Corp, Ltd.	28,800
2,000	Wheelock Properties Singapore, Ltd.	2,880
24,000	Wing Tai Holdings, Ltd.	40,225

		362,401

	Norway — 2.5%
12,055	Austevoll Seafood ASA	68,327
63,189	BW Offshore, Ltd.	83,426
2,587	BWG Homes ASA[1]	5,707
604	Fred Olsen Energy ASA	29,171
11,489	Kvaerner ASA	19,692
883	Leroey Seafood Group ASA	23,600
3,843	Petroleum Geo-Services ASA	51,748
8,999	SpareBank 1 SMN	74,371

		356,042

	Denmark — 1.7%
1,391	Alm Brand AS1	4,666
1,294	Dfds AS	90,165
462	GN Store Nord AS	9,563
1,122	Pandora AS	44,786
2,406	Schouw & Co.	90,156

		239,336

	Spain — 1.6%
16,594	Abengoa SA	39,626
6,880	CaixaBank	25,372
12,716	Ence Energia y Celulosa SA	41,023
1,664	Grupo Catalana Occidente SA	43,300
3,284	Indra Sistemas SA	44,563
8,489	Papeles y Cartones de Europa SA	37,437

		231,321

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Netherlands — 1.4%
6,026	BE Semiconductor Industries N.V.	$65,336
192	Eurocommercial Properties N.V. REIT	7,301
712	Heijmans N.V.	7,562
10,837	Nieuwe Steen Investments N.V. REIT	77,059
1,224	Royal Imtech N.V.[1]	2,972
1,121	Vastned Retail N.V.	47,760

		207,990

	Israel — 1.4%
5,456	Alony Hetz Properties & Investments, Ltd.	36,036
3,872	Clal Insurance Enterprises Holdings, Ltd.	72,713
998	Delek Automotive Systems, Ltd.	10,165
13,840	Discount Investment Corp.[1]	67,024
4,878	Shufersal, Ltd.	19,189

		205,127

	Finland — 1.4%
2,358	Atria PLC	21,488
310	Caverion Corp.[1]	1,724
5,805	Cramo OYJ	71,744
22,187	Oriola-KD OYJ	70,249
4,123	Sanoma OYJ	30,113
680	Technopolis PLC	4,360
310	YIT OYJ	4,211

		203,889

	Ireland — 1.4%
184	C&C Group PLC	1,016
943	DCC PLC	38,230
522	Glanbia PLC	6,840
1,179	Smurfit Kappa Group PLC	23,841
87,706	Total Produce PLC	81,209
9,640	United Drug PLC	51,474

		202,610

	Belgium — 1.2%
2,969	Arseus N.V.	77,416
111	Befimmo S.A. REIT	7,605
99	Cofinimmo REIT	11,327
73	Elia System Operator SA	3,085

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Belgium — (Continued)

339	N.V. Bekaert SA	$11,917
9,366	Recticel SA	66,661
16	Tessenderlo Chemie N.V.	433

		178,444

	Austria — 0.9%
2,136	Austria Technologie & Systemtechnik AG	21,028
3,567	CA Immobilien Anlagen AG	44,853
4,650	EVN AG	59,659
35	Strabag SE	785

		126,325

	Portugal — 0.8%
18,491	Mota-Engil SGPS SA	67,403
22,815	Sonaecom — SGPS SA	54,087

		121,490

	New Zealand — 0.7%
39,011	Air New Zealand, Ltd.	45,179
8,004	Kiwi Income Property Trust REIT	7,256
58,834	New Zealand Oil & Gas, Ltd.	39,237
3,324	Sky Network Television, Ltd.	14,230

		105,902

	Greece — 0.7%
2,810	Eurobank Properties Real Estate Investment Co. REIT[1]	25,831
1,675	Hellenic Petroleum SA	16,490
20,703	Intralot SA-Integrated Lottery Systems & Services	47,648
1,009	Public Power Corp.	10,457

		100,426

	TOTAL COMMON STOCKS (Cost $13,781,447)	14,438,008

PREFERRED STOCKS — 0.3%

	Germany — 0.0%
37	Jungheinrich AG, 2.21%	1,759

	Italy — 0.3%
12,405	Unipol Gruppo Finanziario SPA, 6.47%	41,852

	TOTAL PREFERRED STOCKS (Cost $41,102)	43,611

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

Shares		Value

MUTUAL FUND — 0.0%

	Australia — 0.0%
197	Australian Infrastructure Fund	$2

	TOTAL MUTUAL FUND (Cost $459)	2

RIGHTS — 0.0%

	Italy — 0.0%
4,631	ASTM SPA, (Expires 08/23/13) [1]	10

	Spain — 0.0%
6,880	CaixaBank, (Expires 08/13/13)[1]	485

	TOTAL RIGHTS (Cost $456)	495

Face
Amount

REPURCHASE AGREEMENTS* — 0.1%
$20,955	With State Street Bank and Trust Co., dated 7/31/13, 0.01%, principal and interest in the amount of $20,955, due 8/1/13, (collateralized by a FNMA security with a par value of $20,634, coupon rate of 4.000%, due 9/25/39, market value of $21,716)	20,955

	TOTAL REPURCHASE AGREEMENTS (Cost $20,955)	20,955

TOTAL INVESTMENTS (Cost $13,844,419)[3]	99.9%	$14,503,071
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	13,400

NET ASSETS	100.0%	$14,516,471

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[3]	Aggregate cost for federal tax purposes was $13,887,142.
Abbreviations:
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — 91.7%

	China — 16.4%
76,000	Agile Property Holdings, Ltd.	$79,865
561,000	Agricultural Bank of China, Ltd.	227,131
190,500	Asia Cement China Holdings Corp.	83,023
99,972	Asian Citrus Holdings, Ltd.	32,508
1,244,000	Bank of China, Ltd.	519,697
297,000	Bank of Communications Co, Ltd.	193,389
124,000	Baoye Group Co., Ltd.	91,294
158,000	Central China Real Estate, Ltd.	47,264
14,000	Chaoda Modern Agriculture Holdings, Ltd.[1,2,3]	—
843,000	China Citic Bank Corp, Ltd.	390,217
33,000	China Communications Construction Co., Ltd.	25,232
190,000	China Communications Services Corp, Ltd.	124,207
1,144,000	China Construction Bank Corp.	854,062
503,500	China Hongqiao Group, Ltd.	266,175
428,000	China Lumena New Materials Corp.	79,468
106,000	China Merchants Bank Co, Ltd.	177,951
425,000	China Minsheng Banking Corp, Ltd.	430,173
52,500	China Mobile, Ltd.	557,791
120,000	China National Building Material Co, Ltd.	108,309
12,000	China Oriental Group Co., Ltd.[1]	1,640
7,280	China Petroleum & Chemical Corp., ADR	540,831
120,500	China Railway Construction Corp, Ltd.	122,433
406,000	China Shanshui Cement Group, Ltd.	161,236
256,000	China South City Holdings, Ltd.	62,716
5,700	China Yuchai International, Ltd.	95,760
153,000	Chongqing Rural Commercial Bank	62,931
258,000	CNOOC, Ltd.	465,063
185,000	Country Garden Holdings Co.	104,479
18,000	Dongfeng Motor Group Co, Ltd.	24,091
450,000	Fantasia Holdings Group Co, Ltd.	74,849
57,200	Guangzhou R&F Properties Co, Ltd.	88,799
5,000	Hainan Meilan International Airport Co, Ltd.	4,680
1,500	Huaneng Power International, Inc., Sponsored ADR	62,550
1,148,000	Industrial & Commercial Bank of China	754,913
11,000	Kingboard Chemical Holdings, Ltd.	24,140
429,000	Lianhua Supermarket Holdings Co, Ltd.	201,346
154,000	Qingling Motors Co, Ltd.	36,536
1,004,000	Renhe Commercial Holdings Co, Ltd.[1]	59,549
271,200	Shandong Molong Petroleum Machinery Co, Ltd.	79,378
55,000	Shimao Property Holdings, Ltd.	115,878
140,000	Sunac China Holdings, Ltd.	101,449
138,000	Tianneng Power International, Ltd.	68,149

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	China — (Continued)

100,000	Weiqiao Textile Co.	$59,957
143,000	Xinhua Winshare Publishing and Media Co, Ltd.	71,541
117,600	Zhengzhou Coal Mining Machinery Group Co, Ltd.	67,476

		7,800,126

	South Korea — 16.0%
679	AtlasBX Co, Ltd.	25,324
7,670	BS Financial Group, Inc.	109,579
2,470	Daeduck Electronics Co.	20,667
1,530	Daeduck GDS Co, Ltd.	25,672
3,500	Daishin Securities Co, Ltd.	27,759
212	Dong-A Socio Holdings Co, Ltd.	27,551
409	E1 Corp.	27,560
588	Global & Yuasa Battery Co, Ltd.	29,467
143	GS Home Shopping, Inc.	31,593
8,230	Halla Climate Control Corp.	244,316
6,480	Hana Financial Group, Inc.	207,651
664	Hanil Cement Co, Ltd.	33,631
1,461	Hankook Tire Co, Ltd.	78,289
3,638	Hankook Tire Worldwide Co, Ltd.	82,901
6,450	Hanwha Corp.	176,547
10,490	Hitejinro Holdings Co., Ltd.	120,921
2,400	Huvis Corp.	24,568
14,440	Hynix Semiconductor, Inc.[1]	349,617
244	Hyosung Corp.	14,639
1,100	Hyundai Corp.	22,373
6,470	Hyundai Hy Communications & Networks Co, Ltd.	32,136
2,966	Hyundai Motor Co.	613,833
1,870	Iljin Display Co, Ltd.	25,634
8,930	Industrial Bank of Korea	90,617
990	Jahwa Electronics Co, Ltd.	18,330
5,230	JB Financial Group Co, Ltd.[1]	30,772
8,840	Kia Motors Corp.	501,242
1	Kolon Industries, Inc.	45
310	Korea District Heating Corp.	25,801
2,314	Korea Gas Corp.	128,530
26,111	Korea Real Estate Investment Trust Co.[1]	36,723
2,440	Korean Reinsurance Co.	24,108
12,300	KT Corp., Sponsored ADR	197,046
1,766	KT&G Corp.	118,999
4,800	LG Corp.	279,004
17,050	LG Uplus Corp.[1]	207,922
1,300	LIG Insurance Co, Ltd.	28,582
6,750	Meritz Finance Group, Inc.	29,772

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

20,900	Meritz Securities Co, Ltd.	$28,650
1,660	Nong Shim Holdings Co, Ltd.	110,083
1,881	Partron Co, Ltd.	27,710
4,500	S&T Dynamics Co, Ltd.	53,475
661	Samchully Co, Ltd.	73,842
3,416	Samsung Electro-Mechanics Co, Ltd.	245,689
1,638	Samsung Electronics Co., Ltd	1,866,293
1,960	Samsung Heavy Industries Co, Ltd.	69,699
2,003	Samyang Holdings Corp.	152,620
231	SeAH Steel Corp.	22,207
398	Seoul City Gas Co, Ltd.	38,616
257	Sindoh Co., Ltd.	14,870
933	SK Gas, Ltd.	62,619
1,677	SK Holdings Co., Ltd.	263,471
1,801	SK Innovation Co., Ltd.	243,676
8,200	SK Telecom Co., Ltd., ADR	177,038
877	Soulbrain Co, Ltd.	35,637
3,160	Tongyang Life Insurance	32,066

		7,587,982

	Taiwan — 11.4%
50,000	Accton Technology Corp.	28,930
70,000	Advanced Semiconductor Engineering, Inc.	57,426
52,000	AmTRAN Technology Co, Ltd.	36,416
399	Ardentec Corp.	256
20,520	Asia Plastic Recycling Holding, Ltd.	54,197
30,660	Asustek Computer, Inc.	267,885
45,000	Catcher Technology Co, Ltd.	195,088
39,000	Cathay Real Estate Development Co, Ltd.	27,898
173,200	Cheng Loong Corp.	76,531
34,375	Chicony Electronics Co, Ltd.	82,308
339	Chimei Materials Technology Corp.	380
25,000	Chin-Poon Industrial Co.	47,521
283,000	China Bills Finance Corp.	107,588
490	China Development Financial Holding Corp.	139
221,000	China Synthetic Rubber Corp.	229,575
22,000	Chipbond Technology Corp.	48,568
1,300	ChipMOS TECHNOLOGIES Bermuda, Ltd.	19,539
11,000	Chong Hong Construction Co.	45,671
147,000	Continental Holdings Corp.	54,414
16,000	Cyberlink Corp.	52,290
17,000	Elan Microelectronics Corp.	31,918
87,000	Elitegroup Computer Systems Co, Ltd.	33,510
46,000	EnTie Commercial Bank	23,931

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

23,000	Faraday Technology Corp.	$26,308
38,000	Farglory Land Development Co, Ltd.	69,064
55,000	Formosan Rubber Group, Inc.	43,286
23,000	Gemtek Technology Corp.	24,046
41,000	Grand Pacific Petrochemical	24,885
24,000	Holy Stone Enterprise Co, Ltd.	24,811
300	Hon Hai Precision Industry Co, Ltd.	778
20	Huaku Development Co., Ltd.	65
42,000	Hung Poo Real Estate Development Corp.	41,389
66,000	Hung Sheng Construction Co, Ltd.	63,278
456,000	Innolux Corp.[1]	202,251
58,000	Inventec Corp.	43,713
68,000	KEE TAI Properties Co., Ltd.	48,755
57,000	King Yuan Electronics Co, Ltd.	38,017
40,000	King’s Town Bank	34,682
85,000	Kinpo Electronics	26,135
373,000	Lien Hwa Industrial Corp.	246,913
244,165	Lite-On Technology Corp.	415,267
108,000	Micro-Star International Co, Ltd.	64,109
130,000	Pegatron Corp.[1]	192,053
27,000	Primax Electronics, Ltd.	22,105
339	Radiant Opto-Electronics Corp.	1,064
45,000	Radium Life Tech Co, Ltd.	40,443
22,000	Realtek Semiconductor Corp.	52,677
13,000	Ruentex Development Co, Ltd.	25,448
37,000	Sercomm Corp.	47,628
56,000	Shin Kong Financial Holding Co, Ltd.[1]	18,955
126,000	Shinkong Synthetic Fibers Corp.	41,641
38,000	Sigurd Microelectronics Corp.	32,378
762,320	SinoPac Financial Holdings Co, Ltd.	383,874
77,000	TA Chen Stainless Pipe	39,416
828,000	Taishin Financial Holding Co., Ltd.	385,193
20,364	Taiwan PCB Techvest Co, Ltd.	24,584
40,800	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	692,784
25,200	Taiwan Surface Mounting Technology Co, Ltd.	34,750
17,295	TPK Holding Co, Ltd.	203,308
14,000	Transcend Information, Inc.	40,618
110	TSRC Corp.	200
31,000	Unimicron Technology Corp.	28,481
129,000	Universal Cement Corp.	74,854

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

66,000	Vanguard International Semiconductor Corp.	$66,030
431	Wistron Corp.	411
75	Yuen Foong Yu Paper Manufacturing Co., Ltd.	37

		5,408,663

	Russia — 9.6%
140,100	Aeroflot — Russian Airlines OJSC	243,803
1,108,000	E.ON Russia JSC	89,438
56,470	Gazprom Neft JSC	201,816
143,349	Gazprom OAO, ADR[1]	1,110,955
7,654,000	Interregional Distribution Grid Co. Centre JSC	86,414
420,000	Interregional Distribution Network Co. Center and Privolzhya OJSC	1,533
13,600	Lukoil OAO, ADR	802,400
1,673	Magnit OJSC, GDR	96,365
5,588	Magnitogorsk Iron & Steel Works, GDR	17,256
4,723,000	Moscow Integrated Electricity Distribution Co.	176,310
3,836,000	Mosenergo OAO	131,153
60,800	Nizhnekamskneftekhim OAO	43,349
7,410	Phosagro OAO, GDR	69,876
57,900	Protek	71,423
92,030	Sberbank of Russia	265,887
15,236	Sistema JSFC, Sponsored GDR	335,192
110	Slavneft-Megionneftegaz[1]	1,618
5,080	Sollers OJSC	111,413
11,300	VimpelCom, Ltd., ADR	113,113
3,783	Vozrozhdenie Bank	47,974
379,650,000	VTB Bank OJSC	535,306

		4,552,594

	Brazil — 9.6%
3,700	Autometal SA	29,518
318	Banco ABC Brasil SA1	1,673
32,300	Banco Bradesco SA, ADR	394,706
52,700	Banco do Brasil SA	523,685
1,300	BRF — Brasil Foods SA, ADR	27,859
22,000	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	226,600
48	Cia Energetica de Minas Gerais, Sponsored ADR	444
20,800	Cia Providencia Industria e Comercio SA	70,204
12,500	Cosan, Ltd. — Class A	201,000
12,900	Direcional Engenharia SA	76,336
22,400	Even Construtora e Incorporadora SA	83,361
60,500	Gafisa SA1	73,193

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Brazil — (Continued)

22,490	Helbor Empreendimentos SA	$83,795
170,700	JBS SA	476,630
22,300	Light SA	173,016
3,400	Minerva SA1	13,562
41,900	Oi SA, ADR	77,515
36,000	Petroleo Brasileiro SA, ADR	516,240
30,800	Petroleo Brasileiro SA, Sponsored ADR	420,112
17,800	Porto Seguro SA	200,522
16,100	Rodobens Negocios Imobiliarios SA	106,282
16,500	Santos Brasil Participacoes SA	184,430
16,000	Telefonica Brasil, ADR	343,520
186,100	Tereos Internacional SA	224,330

		4,528,533

	South Africa — 6.2%
6,259	African Rainbow Minerals, Ltd.	103,095
80,789	Blue Label Telecoms, Ltd.	67,560
48,993	Brait SE1	208,079
96,433	Eqstra Holdings, Ltd.	66,957
113,559	FirstRand, Ltd.	341,408
300	Gold Fields, Ltd., Sponsored ADR	1,809
9,824	Group Five, Ltd.	39,234
12,918	Investec, Ltd.	87,063
18,806	JD Group Ltd.	57,854
71,878	KAP Industrial Holdings, Ltd.	23,315
9,438	Lewis Group, Ltd.	55,697
26,522	Liberty Holdings, Ltd.	329,593
20,859	MMI Holdings Ltd.	45,458
4,573	Mondi, Ltd.	67,467
27,546	Mpact, Ltd.	72,038
9,131	MTN Group, Ltd.	171,458
852	Nedbank Group, Ltd.	15,351
5,085	Palabora Mining Co, Ltd.[1]	59,017
17,840	Raubex Group, Ltd.	40,326
14,100	Sasol, Ltd., Sponsored ADR	650,151
75	Sibanye Gold, Ltd., ADR[1]	233
2,315	Spar Group, Ltd. (The)	26,932
6,462	Standard Bank Group, Ltd.	72,385
29,702	Vodacom Group, Ltd.	351,378

		2,953,858

	Poland — 6.2%
2,958	Asseco Poland SA	42,109
17,245	Bank Handlowy w Warszawie SA	521,202

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Poland — (Continued)

35,135	Bank Millennium SA1	$68,155
147	Grupa Kety SA	6,825
13,937	KGHM Polska Miedz SA	484,015
49,028	PGE SA	232,086
10,075	Polski Koncern Naftowy Orlen SA	136,962
77,828	Polskie Gornictwo Naftowe i Gazownictwo SA	150,971
4,520	Powszechny Zaklad Ubezpieczen SA	641,472
355,583	Tauron Polska Energia SA	489,508
3,317	Warsaw Stock Exchange	38,191
13,368	Zespol Elektrowni Patnow Adamow Konin SA1	102,470

		2,913,966

	India — 3.6%
22,604	Axis Bank, Ltd., GDR	388,789
679	GAIL India, Ltd., GDR	20,573
12,834	Reliance Industries, Ltd., GDR[4]	367,951
86,800	Sterlite Industries India, Ltd., ADR	436,604
20,700	Tata Motors, Ltd., ADR	497,628

		1,711,545

	Malaysia — 3.3%
45,100	Affin Holdings BHD	58,808
14,200	Allianz Malaysia Bhd	43,554
33,400	APM Automotive Holdings BHD	55,392
47,000	Cahya Mata Sarawak Bhd	77,947
87,980	HAP Seng Consolidated BHD	53,699
22,700	Hong Leong Financial Group BHD	97,826
14,900	Hong Leong Industries BHD	23,884
10,900	JT International Bhd	22,177
14,200	Keck Seng Malaysia Bhd	22,149
19,100	Kossan Rubber Industries	34,149
34,000	KrisAssets Holdings Bhd[2,3]	—
123,519	Mah Sing Group BHD	92,906
7,000	Malayan Banking BHD	22,139
63,100	Malaysia Building Society	60,299
29,500	Media Prima Bhd	24,735
30,500	Mudajaya Group Bhd	24,915
47,700	OSK Holdings BHD	24,850
80,700	Petronas Chemicals Group Bhd	164,684
26,600	POS Malaysia BHD	40,179
144,300	Starhill Real Estate Investment Trust	45,372
4,700	Tasek Corp. BHD	23,123
102,100	Tenaga Nasional BHD	279,799

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Malaysia — (Continued)

40,600	Tropicana Corp. Bhd	$22,152
48,200	UMW Holdings BHD	205,935
49,400	UOA Development Bhd	37,004

		1,557,677

	Hong Kong — 3.0%
6,000	Biostime International Holdings, Ltd.	29,011
234,000	Changshouhua Food Co, Ltd.	195,211
452,000	China Aoyuan Property Group, Ltd.	91,500
36,600	China Metal Recycling Holdings, Ltd.[1,2,3]	—
63,000	Greentown China Holdings, Ltd.	125,584
162,000	Ju Teng International Holdings, Ltd.	78,540
96,500	KWG Property Holding, Ltd.	55,370
507,000	Maoye International Holdings, Ltd.	84,330
178,000	Poly Property Group Co, Ltd.	96,625
864,000	Real Nutriceutical Group, Ltd.	232,833
182,000	SinoMedia Holding, Ltd.	160,983
126,000	TCL Multimedia Technology Holdings, Ltd. — Class M	71,321
1,300	Tencent Holdings, Ltd.	58,969
388,000	TPV Technology, Ltd.	76,544
128,000	Wasion Group Holdings, Ltd.	83,676

		1,440,497

	Turkey — 2.5%
4,388	Dogus Otomotiv Servis ve Ticaret AS	24,932
89,458	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	123,378
32,166	Is Yatirim Menkul Degerler AS	24,092
97,383	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS — Class D1	58,854
40,296	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	65,982
24,097	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS1	58,626
1,753	Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,729
100,688	Sinpas Gayrimenkul Yatirim Ortakligi AS REIT	54,610
47,034	Torunlar Gayrimenkul Yatirim Ortakligi AS	83,089
55,584	Turk Hava Yollari	234,286
40,651	Turkiye Halk Bankasi AS	305,520
58,364	Turkiye Is Bankasi	154,958
5,913	Turkiye Vakiflar Bankasi Tao	12,920

		1,202,976

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Thailand — 1.3%
84,000	AP Thailand PCL — Class F	$15,700
3,400	Bangchak Petroleum PCL	3,747
13,800	Bangkok Expressway PCL	16,093
803,500	Capital Nomura Securities PCL — Class F	42,870
53,400	Delta Electronics Thailand PCL	76,347
14,200	Kiatnakin Bank PCL — Class C	19,508
106,475	Krung Thai Bank PCL	60,211
24,643	PTT Exploration & Production PCL	122,821
45,800	PTT Global Chemical PCL — Class F	96,575
8,600	PTT PCL	90,946
6,200	Samart Corp. PCL — Class F	3,744
52,600	Thai Vegetable Oil PCL — Class F	31,425
20,000	Thanachart Capital PCL	21,406

		601,393

	Czech Republic — 0.7%
13,482	CEZ AS	320,726
90	Komercni Banka AS	17,534

		338,260

	Mexico — 0.7%
6,100	America Movil SAB de CV Series L, Sponsored ADR	127,978
13,200	Grupo Mexico SAB de CV Series B	40,522
4,200	Industrias Bachoco SAB de CV, ADR	168,714

		337,214

	Hungary — 0.6%
300	EGIS Pharmaceuticals PLC	27,866
646	MOL Hungarian Oil and Gas PLC	48,521
11,016	OTP Bank PLC	221,784

		298,171

	Indonesia — 0.5%
104,500	Astra Agro Lestari Tbk PT	158,110
96,000	Bank Rakyat Indonesia Persero Tbk PT	77,062

		235,172

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2013 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Egypt — 0.1%
1,720	Eastern Tobacco	$23,611
1,620	Glaxo Smith Kline	2,777
301,523	Orascom Telecom Media And Technology Holding SAE	23,692

		50,080

	Colombia — 0.0%
200	Ecopetrol SA, Sponsored ADR	9,118

	TOTAL COMMON STOCKS (Cost $43,557,036)	43,527,825

PREFERRED STOCKS — 6.8%

	Brazil — 4.4%
13,345	Banco ABC Brasil SA, 4.77%	70,195
14,600	Banco do Estado do Rio Grande do Sul, 5.43%	97,532
3,600	Banco Indusval SA, 1.80%	10,194
52,500	Bradespar SA, 5.44%	515,484
5,400	Centrais Eletricas de Santa Catarina SA, 0.00%	45,210
1,000	Cia de Gas de Sao Paulo, 3.24%	24,437
11,000	Cia Energetica de Sao Paulo, 6.09%	96,868
14,800	Cia Paranaense de Energia, 3.47%	181,387
26,600	Eucatex SA Industria e Comercio, 3.66%	70,542
770	Itau Unibanco Holding SA, ADR, 4.08%	9,818
84,571	Itausa — Investimentos Itau SA, 5.08%	310,281
36,000	Jereissati Participacoes SA, 0.00%	24,301
8,600	Parana Banco SA, 6.94%	46,367
5,900	Saraiva SA Livreiros Editores, 3.03%	76,293
40,400	Vale SA, ADR, 7.74%	497,324

		2,076,233

	Russia — 2.0%
232	AK Transneft OAO, 0.90%	553,952
637,000	Surgutneftegas OJSC, 7.01%	417,700

		971,652

	South Korea — 0.4%
264	Samsung Electronics Co, Ltd., 1.01%	191,992

	TOTAL PREFERRED STOCKS (Cost $3,520,532)	3,239,877

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2013 — (Unaudited)

Shares		Value

WARRANTS — 0.0%

	Malaysia — 0.0%
333	Coastal Contracts BHD, (Expires 07/18/16)[1]	$53
780	HAP Seng Consolidated BHD, (Expires 08/09/16)[1]	106

		159

	TOTAL WARRANTS (Cost $—)	159

Face
Amount

REPURCHASE AGREEMENT* — 0.7%
$334,034	With State Street Bank and Trust Co., dated 7/31/13, 0.01%, principal and interest in the amount of $334,034, due 8/1/13, (collateralized by a FNMA security with a par value of $324,512, coupon rate of 4.000%, due 9/25/39, market value of $341,528)	334,034

	TOTAL REPURCHASE AGREEMENT (Cost $334,034)	334,034

TOTAL INVESTMENTS (Cost $47,411,602)[5]	99.2%	$47,101,895
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	356,929

NET ASSETS	100.0%	$47,458,824

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security is fair valued by management.
[3]	Illiquid security.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[5]	Aggregate cost for federal tax purposes was $47,448,243.
Abbreviations:
ADR — American Depositary Receipt
FNMA — Federal National Mortgage Association
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap 100 Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio, the International Portfolio, the Philadelphia International Fund, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV. As of the date hereof, Class I shares have not been issued.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such treasury securities are typically categorized as Level 1 in the fair value hierarchy and such other fixed income securities are typically characterized as Level 2. If there is no such reported sale, the latest quoted bid price is used and are typically categorized as Level 2. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Philadelphia International Advisors LP reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards ASC 820, “Fair Value Measurements” (“ASC 820”) defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio, Philadelphia International Fund and Philadelphia International Small Cap Fund had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at July 31, 2013. The Government Cash Portfolio and Tax-Exempt Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at July 31, 2013.

The following is a summary of the inputs used as of July 31, 2013 in valuing the assets and liabilities of the Core Fixed Income Portfolio and Philadelphia International Emerging Markets Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$4,993,497	$—	$—	$4,993,497
Federal Home Loan Mortgage Corporation	25,466,197	—	—	25,466,197
Federal National Mortgage Association	5,711,290	—	—	5,711,290

Total Agency Notes	36,170,984	—	—	36,170,984

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	40,783,067	—	40,783,067

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Federal National Mortgage Association	$—	$115,250,827	$—	$115,250,827
Government National Mortgage Association	—	7,983,486	—	7,983,486

Total Mortgage-Backed Securities	—	164,017,380	—	164,017,380

Corporate Notes	—	142,002,957	—	142,002,957
US Treasury Notes/Bonds	45,768,972	—	—	45,768,972
Municipal Bonds	—	8,267,066	—	8,267,066
Repurchase Agreements	—	10,218,555	—	10,218,555
Investment of Security Lending Collateral	11,015,600	—	—	11,015,600

Total Investments	92,955,556	324,505,958	—	417,461,514

Total	$92,955,556	$324,505,958	$—	$417,461,514

Philadelphia International Emerging Markets

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
China	$7,800,126	$—	$0	$7,800,126
South Korea	7,587,982	—	—	7,587,982
Taiwan	5,408,663	—	—	5,408,663
Russia	2,545,157	2,007,437	—	4,552,594
Brazil	4,528,533	—	—	4,528,533
South Africa	2,953,858	—	—	2,953,858
Poland	2,913,966	—	—	2,913,966
India	1,711,545	—	—	1,711,545
Malaysia	1,557,677	—	0	1,557,677
Hong Kong	1,440,497	—	0	1,440,497
Turkey	1,202,976	—	—	1,202,976
Thailand	601,393	—	—	601,393
Czech Republic	338,260	—	—	338,260
Mexico	337,214	—	—	337,214
Hungary	298,171	—	—	298,171
Indonesia	235,172	—	—	235,172
Egypt	50,080	—	—	50,080

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Colombia	$9,118	$—	$—	$9,118

Total Common Stocks	41,520,388	2,007,437	0	43,527,825

Preferred Stocks
Brazil	2,076,233	—	—	2,076,233
Russia	553,952	417,700	—	971,652
South Korea	191,992	—	—	191,992

Total Preferred Stocks	2,822,177	417,700	—	3,239,877

Warrants
Malaysia	159	—	—	159

Total Warrants	159	—	—	159

Repurchase Agreements	—	334,034	—	334,034

Total Investments	44,342,724	2,759,171	0	47,101,895

Total	$44,342,724	$2,759,171	$0	$47,101,895

The following tables include roll-forwards of the amounts for the period ended July 31, 2013 for long-term investments classified within Level 3.

Philadelphia International Small Cap Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
				Change in					Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	July 31,	July 31,
Securities	2012	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2013	2013
COMMON STOCK
Hong Kong	$2,039	$0	$(507)	$(96)	$0	$(1,436)	$0	$0	$0
United Kingdom	$0	$0	$0	$0	$0	$0	$0	$0	$0
MUTUAL FUNDS
Australia	$595	$0	$27	$(49)	$0	$(573)	$0	$0	$0

Total	$2,634	$0	$(480)	$(145)	$0	$(2,009)	$0	$0	$0

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Philadelphia International Emerging Markets Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
				Change in					Investments
	Balance as of	Accrued	Realized	Unrealized				Balance as of	Held at
Investments in	October 31,	Discounts	Gain	Gain			Transfers out of	July 31,	July 31,
Securities	2012	(Premiums)	(Loss)	(Loss)	Purchases	Sales	Level 3	2013	2013
COMMON STOCK
Brazil	$1,359	$0	$(3)	$(2)	$0	$(1,354)	$0	$0	$0
China	$0	$0	$0	$0	$0	$0	$0	$0	$0
Hong Kong	$0	$0	$0	$(39,149)	$39,149	$0	$0	$0	$(39,149)
Malaysia	$0	$0	$0	$(28,938)	$28,938	$0	$0	$0	$(28,938)

Total	$1,359	$0	$(3)	$(68,089)	$68,087	$(1,354)	$0	$0	$(68,087)

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio, Philadelphia International Fund, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities the Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund did not enter into any options transactions during the period ended July 31, 2013. During the period ended July 31, 2013, the Secured Options Portfolio wrote and purchased put and call options and the International

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Secured Options Portfolio wrote put options in an attempt to achieve their respective investment objective and strategies.

Transactions in written option contracts for the Secured Options Portfolio and International Secured Options Portfolio for the period ended July 31, 2013, are as follows:

Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2012	5,080	$6,535,932
Options written	46,457	57,232,082
Options terminated in closing purchase transactions	(8,708)	(14,314,836)
Options exercised	(250)	(223,603)
Options expired	(37,778)	(46,182,383)

Options outstanding at July 31, 2013	4,801	$3,047,192

International Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2012	3,532	$632,546
Options written	98,587	11,969,710
Options terminated in closing purchase transactions	(29,602)	(3,018,056)
Options exercised	(819)	(176,322)
Options expired	(57,460)	(8,343,202)

Options outstanding at July 31, 2013	14,238	$1,064,676

Disclosures about Derivative Instruments and Hedging Activities: The Portfolios follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about the Portfolios’ use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At July 31, 2013 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Asset Derivatives

	Equity
	Contracts
	Risk	Total
Options Purchased	$249,937,500	$249,937,500

Total Value	$249,937,500	$249,937,500

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(2,499,720)	$(2,499,720)

Total Value	$(2,499,720)	$(2,499,720)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Purchased	497,500	497,500
Options Written	(449,633)	(449,633)

International Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(1,109,033)	$(1,109,033)

Total Value	$(1,109,033)	$(1,109,033)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Purchased	—	—
Options Written	(988,867)	(988,867)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the period ended July 31, 2013.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

of the cash collateral may be used to finance short sales. As of July 31, 2013, 86.76% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of July 31, 2013, the cash collateral received by the Core Fixed Income Portfolio, Strategic Equity, Small Cap Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Philadelphia International Fund, U.S. Emerging Growth Portfolio, Large Cap 100 Portfolio and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

As of July 31, 2013, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Core Fixed Income Portfolio	$10,792,830		$11,015,600		2.56
Strategic Equity Portfolio	3,149,417		3,171,245		1.70
Small Cap Equity Portfolio	22,744,777		23,067,273		3.83
Large Cap Value Portfolio	3,300,600		3,331,185		3.45
U.S. Emerging Growth Portfolio	7,817,017		8,022,563		17.80
Large Cap 100 Portfolio	3,700,567		3,676,251		1.52
Long/Short Portfolio	7,624,457		7,790,581		15.11
Total Market Portfolio	14,064,897	*	14,322,798	**	19.54
International Portfolio	3,342,264		3,533,871		3.13
Philadelphia International Fund	1,010,234		1,066,272		3.84

* The market value of loaned securities for the financing of short sales was $12,199,261.

** The market value of collateral used for the financing of short sales was $12,426,565.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price,

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2013, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $16,441,942 and $12,426,565 respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”). Pursuant to orders issued by the SEC to certain ETFs, the Portfolios may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon thereafter as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of July 31, 2013, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	Depreciation	Net
Core Fixed Income Portfolio	$12,825,146	$4,883,116	$7,942,030
Strategic Equity Portfolio	50,499,498	25,919	50,473,579
Small Cap Equity Portfolio	138,445,876	4,966,594	133,479,282
Large Cap Value Portfolio	15,361,916	309,914	15,052,002
U.S. Emerging Growth Portfolio	7,457,571	268,151	7,189,420
Large Cap 100 Portfolio	47,909,411	781,399	47,128,012
Large Cap Growth Portfolio	29,860,474	231,823	29,628,651
Long/Short Portfolio	4,736,258	1,648,774	3,087,484
Total Market Portfolio	12,937,082	1,008,012	11,929,070
Secured Options Portfolio	2,581,339	105,094	2,476,245
International Secured Options Portfolio	476,464	—	476,464
International Portfolio	17,052,584	2,433,376	14,619,208
Philadelphia International Fund	4,306,791	358,910	3,947,881
Philadelphia International Small Cap Fund	1,449,818	833,889	615,929
Philadelphia International Emerging Markets	3,698,963	4,045,311	(346,348)

3.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to July 31, 2013 through the date the schedules of investments were filed with the Securities and Exchange Commission, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
Item 3. Exhibits.
Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	September 20, 2013
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts

Mary Ann B. Wirts President and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date	September 20, 2013